UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2016

SAI-COR-QTLY-1016
1.902943.106

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	39,800	$1,352,802
Delphi Automotive PLC	233,350	16,488,511
Gentex Corp.	32,500	578,175
Johnson Controls, Inc.	433,400	19,017,592
Lear Corp.	55,000	6,395,950
The Goodyear Tire & Rubber Co.	251,500	7,381,525
		51,214,555
Automobiles - 0.3%
Ford Motor Co.	915,600	11,536,560
General Motors Co.	1,103,427	35,221,390
Harley-Davidson, Inc.	364,211	19,193,920
Tesla Motors, Inc. (a)	40,960	8,683,930
		74,635,800
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	61,900	3,324,649
Carnival Corp. unit	65,800	3,145,240
Darden Restaurants, Inc.	17,100	1,054,044
Hilton Worldwide Holdings, Inc.	231,700	5,530,679
Hyatt Hotels Corp. Class A (a)	3,700	197,876
Las Vegas Sands Corp.	69,700	3,499,637
Marriott International, Inc. Class A	131,700	9,394,161
McDonald's Corp.	234,500	27,122,270
MGM Mirage, Inc. (a)	232,700	5,559,203
Norwegian Cruise Line Holdings Ltd. (a)	71,800	2,576,902
Red Rock Resorts, Inc.	286,531	6,458,409
Royal Caribbean Cruises Ltd.	270,808	19,257,157
Starbucks Corp.	815,747	45,869,454
Wyndham Worldwide Corp.	584,301	41,362,668
Yum! Brands, Inc.	70,071	6,356,140
		180,708,489
Household Durables - 0.4%
D.R. Horton, Inc.	425,593	13,644,512
Garmin Ltd.	13,300	652,764
Harman International Industries, Inc.	131,911	11,171,543
Lennar Corp. Class A	86,100	4,072,530
Mohawk Industries, Inc. (a)	37,226	7,920,948
Newell Brands, Inc.	628,817	33,377,606
NVR, Inc. (a)	400	674,720
PulteGroup, Inc.	435,421	9,304,947
Toll Brothers, Inc. (a)	171,814	5,341,697
Whirlpool Corp.	40,600	7,252,784
		93,414,051
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	198,438	152,630,572
Priceline Group, Inc. (a)	63,108	89,406,997
		242,037,569
Leisure Products - 0.1%
Brunswick Corp.	10,200	469,098
Mattel, Inc.	409,400	13,563,422
		14,032,520
Media - 3.1%
CBS Corp. Class B	48,000	2,449,440
Charter Communications, Inc. Class A (a)	226,931	58,368,923
Cinemark Holdings, Inc.	13,100	506,315
Comcast Corp. Class A	3,656,408	238,617,186
Discovery Communications, Inc. Class A (a)	16,700	426,017
DISH Network Corp. Class A (a)	221,574	11,129,662
Gannett Co., Inc.	32,450	387,129
Interpublic Group of Companies, Inc.	45,300	1,048,242
Liberty Media Corp. Liberty SiriusXM Class A (a)	817,198	27,384,305
MSG Network, Inc. Class A (a)	631,929	11,046,119
News Corp. Class A	41,400	582,084
Omnicom Group, Inc.	27,100	2,334,123
Scripps Networks Interactive, Inc. Class A	10,200	646,374
Tegna, Inc.	64,900	1,314,874
The Madison Square Garden Co. (a)	312,345	56,425,124
The Walt Disney Co.	848,352	80,135,330
Time Warner, Inc.	2,089,788	163,860,277
Twenty-First Century Fox, Inc. Class A	1,237,466	30,367,416
Viacom, Inc. Class B (non-vtg.)	381,700	15,397,778
		702,426,718
Multiline Retail - 0.3%
Big Lots, Inc.	13,500	665,820
Dillard's, Inc. Class A	19,700	1,186,728
Dollar General Corp.	181,786	13,344,910
Kohl's Corp.	113,300	5,028,254
Macy's, Inc.	532,965	19,282,674
Target Corp.	491,000	34,463,290
		73,971,676
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	36,100	640,414
American Eagle Outfitters, Inc.	164,700	3,053,538
AutoZone, Inc. (a)	21,185	15,715,033
Best Buy Co., Inc.	509,240	19,595,555
CarMax, Inc. (a)	277,870	16,380,437
Dick's Sporting Goods, Inc.	10,100	591,860
Foot Locker, Inc.	11,600	761,424
Gap, Inc.	153,400	3,815,058
Home Depot, Inc.	685,278	91,909,485
L Brands, Inc.	111,735	8,515,324
Lowe's Companies, Inc.	1,383,462	105,917,851
Michaels Companies, Inc. (a)	23,400	560,664
O'Reilly Automotive, Inc. (a)	23,752	6,649,372
Penske Automotive Group, Inc.	28,300	1,281,990
Ross Stores, Inc.	262,923	16,364,328
TJX Companies, Inc.	564,332	43,701,870
Tractor Supply Co.	129,000	10,829,550
		346,283,753
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	200,400	7,651,272
Hanesbrands, Inc.	504,100	13,378,814
Michael Kors Holdings Ltd. (a)	12,400	606,980
NIKE, Inc. Class B	481,500	27,753,660
PVH Corp.	9,100	980,616
Ralph Lauren Corp.	6,500	673,530
		51,044,872

TOTAL CONSUMER DISCRETIONARY		1,829,770,003

CONSUMER STAPLES - 6.7%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	593,327	73,590,348
Coca-Cola European Partners PLC	1,769,170	68,024,587
Constellation Brands, Inc. Class A (sub. vtg.)	74,973	12,299,321
Diageo PLC	269,218	7,461,363
Molson Coors Brewing Co. Class B	569,322	58,253,027
PepsiCo, Inc.	2,481,332	264,882,191
The Coca-Cola Co.	1,183,636	51,405,311
		535,916,148
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	262,284	42,513,614
CVS Health Corp.	1,474,070	137,678,138
Kroger Co.	2,672,618	85,497,050
Sysco Corp.	84,445	4,379,318
Wal-Mart Stores, Inc.	693,865	49,569,716
Walgreens Boots Alliance, Inc.	337,816	27,265,129
		346,902,965
Food Products - 1.3%
Archer Daniels Midland Co.	213,200	9,329,632
Bunge Ltd.	148,900	9,514,710
Campbell Soup Co.	6,100	370,392
ConAgra Foods, Inc.	304,200	14,178,762
Fresh Del Monte Produce, Inc.	48,300	2,809,611
General Mills, Inc.	236,615	16,757,074
Ingredion, Inc.	24,300	3,328,128
Kellogg Co.	234,627	19,288,686
Mead Johnson Nutrition Co. Class A	327,293	27,842,816
Mondelez International, Inc.	2,836,360	127,692,927
Pilgrim's Pride Corp.	153,200	3,535,856
Pinnacle Foods, Inc.	4,145	209,944
Sanderson Farms, Inc.	30,300	2,915,769
The Hershey Co.	49,700	4,964,533
The Kraft Heinz Co.	423,922	37,936,780
Tyson Foods, Inc. Class A	221,500	16,738,755
		297,414,375
Household Products - 0.7%
Colgate-Palmolive Co.	140,700	10,459,638
Kimberly-Clark Corp.	154,444	19,778,099
Procter & Gamble Co.	1,393,500	121,666,485
		151,904,222
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	14,700	1,311,681
Herbalife Ltd. (a)	8,300	504,225
		1,815,906
Tobacco - 0.9%
Altria Group, Inc.	474,500	31,359,705
British American Tobacco PLC sponsored ADR	32,210	4,000,160
Philip Morris International, Inc.	1,307,885	130,696,948
Reynolds American, Inc.	716,633	35,523,498
		201,580,311

TOTAL CONSUMER STAPLES		1,535,533,927

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	212,800	10,454,864
Ensco PLC Class A	103,700	787,083
FMC Technologies, Inc. (a)	153,800	4,337,160
Halliburton Co.	34,700	1,492,447
Helmerich & Payne, Inc.	36,200	2,188,652
National Oilwell Varco, Inc.	120,600	4,044,924
Noble Corp.	154,600	890,496
Oceaneering International, Inc.	83,200	2,206,464
Rowan Companies PLC	156,000	1,943,760
Schlumberger Ltd.	952,506	75,247,974
		103,593,824
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	143,900	7,694,333
Apache Corp.	286,300	14,229,110
Cabot Oil & Gas Corp.	125,795	3,098,331
Canadian Natural Resources Ltd.	73,100	2,270,370
Chevron Corp.	1,548,251	155,723,086
Cimarex Energy Co.	39,400	5,207,892
Concho Resources, Inc. (a)	191,797	24,780,172
ConocoPhillips Co.	648,900	26,637,345
Continental Resources, Inc. (a)	151,100	7,246,756
Diamondback Energy, Inc.	164,400	15,659,100
EOG Resources, Inc.	911,610	80,668,369
EQT Corp.	488,978	34,961,927
Exxon Mobil Corp.	2,377,327	207,160,275
Hess Corp.	107,100	5,815,530
HollyFrontier Corp.	155,903	4,034,770
Imperial Oil Ltd.	403,900	12,322,738
Kinder Morgan, Inc.	1,050,200	22,946,870
Magellan Midstream Partners LP	92,066	6,475,002
Marathon Petroleum Corp.	467,273	19,863,775
Murphy Oil Corp.	19,500	521,040
Noble Energy, Inc.	142,450	4,911,676
Occidental Petroleum Corp.	1,406,504	108,089,832
Phillips 66 Co.	163,400	12,818,730
Pioneer Natural Resources Co.	162,864	29,160,799
Royal Dutch Shell PLC Class B sponsored ADR	208,900	10,798,041
Southwestern Energy Co. (a)	500,600	6,963,346
Suncor Energy, Inc.	1,287,427	34,909,947
Tesoro Corp.	56,800	4,283,856
The Williams Companies, Inc.	1,017,754	28,436,047
Total SA sponsored ADR	234,900	11,216,475
TransCanada Corp.	173,000	7,845,287
Valero Energy Corp.	462,920	25,622,622
		942,373,449

TOTAL ENERGY		1,045,967,273

FINANCIALS - 11.9%
Banks - 5.6%
Bank of America Corp.	8,925,264	144,053,761
BB&T Corp.	97,300	3,746,050
BOK Financial Corp.	7,500	518,025
CIT Group, Inc.	78,100	2,880,328
Citigroup, Inc.	5,481,188	261,671,915
Citizens Financial Group, Inc.	59,800	1,481,246
Comerica, Inc.	20,200	955,258
Commerce Bancshares, Inc.	11,414	578,462
Cullen/Frost Bankers, Inc.	7,000	510,300
East West Bancorp, Inc.	200,161	7,433,980
Fifth Third Bancorp	831,100	16,754,976
Huntington Bancshares, Inc.	433,900	4,343,339
Investors Bancorp, Inc.	37,700	461,825
JPMorgan Chase & Co.	3,657,049	246,850,808
KeyCorp	1,673,688	21,021,521
M&T Bank Corp.	47,760	5,651,441
Peoples United Financial, Inc.	29,100	472,875
PNC Financial Services Group, Inc.	278,874	25,126,547
Regions Financial Corp.	1,083,300	10,800,501
Standard Chartered PLC (United Kingdom)	421,362	3,552,260
SunTrust Banks, Inc.	408,080	17,984,086
SVB Financial Group (a)	62,671	6,960,241
Synovus Financial Corp.	14,500	479,660
U.S. Bancorp	7,216,728	318,618,541
Wells Fargo & Co.	3,475,630	176,562,004
		1,279,469,950
Capital Markets - 1.7%
Ameriprise Financial, Inc.	244,900	24,754,492
Bank of New York Mellon Corp.	773,767	32,242,871
BlackRock, Inc. Class A	100,968	37,641,880
Charles Schwab Corp.	1,511,296	47,545,372
E*TRADE Financial Corp. (a)	399,800	10,546,724
Eaton Vance Corp. (non-vtg.)	12,800	512,384
Franklin Resources, Inc.	35,800	1,306,700
Goldman Sachs Group, Inc.	349,886	59,291,682
Invesco Ltd.	48,200	1,503,358
Legg Mason, Inc.	120,600	4,171,554
Morgan Stanley	2,394,582	76,770,299
Northern Trust Corp.	140,500	9,917,895
Och-Ziff Capital Management Group LLC Class A	291,600	1,128,492
Raymond James Financial, Inc.	16,000	930,720
State Street Corp.	751,900	52,813,456
T. Rowe Price Group, Inc.	28,100	1,954,074
TD Ameritrade Holding Corp.	189,200	6,218,058
		369,250,011
Consumer Finance - 0.3%
Ally Financial, Inc.	53,200	1,066,128
American Express Co.	175,180	11,488,304
Capital One Financial Corp.	144,500	10,346,200
Credit Acceptance Corp. (a)	900	179,685
Discover Financial Services	725,111	43,506,660
Navient Corp.	106,900	1,537,222
Nelnet, Inc. Class A	32,500	1,150,500
Synchrony Financial	94,355	2,625,900
		71,900,599
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	560,373	84,330,533
Broadcom Ltd.	407,118	71,823,758
CME Group, Inc.	326,217	35,345,612
IntercontinentalExchange, Inc.	125,128	35,288,599
Leucadia National Corp.	41,000	785,150
McGraw Hill Financial, Inc.	390,987	48,302,534
The NASDAQ OMX Group, Inc.	18,100	1,288,901
		277,165,087
Insurance - 1.7%
AFLAC, Inc.	149,400	11,082,492
Alleghany Corp. (a)	1,700	911,540
Allstate Corp.	129,900	8,957,904
American Financial Group, Inc.	63,500	4,772,025
American International Group, Inc.	1,049,433	62,787,576
Arch Capital Group Ltd. (a)	13,800	1,116,972
Arthur J. Gallagher & Co.	178,428	8,816,127
Assurant, Inc.	63,200	5,659,560
Axis Capital Holdings Ltd.	50,100	2,849,187
Chubb Ltd.	251,941	31,978,871
Cincinnati Financial Corp.	18,600	1,434,246
CNA Financial Corp.	328,900	10,955,659
Endurance Specialty Holdings Ltd.	59,000	3,885,150
Everest Re Group Ltd.	61,355	11,864,830
FNF Group	153,000	5,766,570
Genworth Financial, Inc. Class A (a)	116,700	551,991
Hanover Insurance Group, Inc.	41,900	3,276,580
Hartford Financial Services Group, Inc.	192,100	7,889,547
Lincoln National Corp.	113,700	5,461,011
Loews Corp.	491,100	20,557,446
Markel Corp. (a)	1,600	1,489,776
Marsh & McLennan Companies, Inc.	524,665	35,483,094
MetLife, Inc.	1,213,211	52,653,357
Old Republic International Corp.	14,100	271,143
Principal Financial Group, Inc.	32,800	1,609,496
Progressive Corp.	278,400	9,064,704
Prudential Financial, Inc.	140,900	11,184,642
Reinsurance Group of America, Inc.	41,300	4,432,316
RenaissanceRe Holdings Ltd.	4,700	562,590
The Travelers Companies, Inc.	143,800	17,070,498
Torchmark Corp.	38,900	2,516,052
Unum Group	159,075	5,664,661
Validus Holdings Ltd.	3,600	182,844
W.R. Berkley Corp.	13,900	825,243
Willis Group Holdings PLC	115,030	14,264,870
XL Group Ltd.	549,990	18,826,158
		386,676,728
Real Estate Investment Trusts - 1.4%
American Tower Corp.	419,060	47,513,023
Annaly Capital Management, Inc.	533,700	5,715,927
AvalonBay Communities, Inc.	185,691	32,497,782
Cousins Properties, Inc.	331,900	3,657,538
Crown Castle International Corp.	897,261	85,033,425
Equinix, Inc.	27,000	9,953,550
Equity Residential (SBI)	145,000	9,406,150
Federal Realty Investment Trust (SBI)	41,400	6,582,600
General Growth Properties, Inc.	242,400	7,063,536
Hospitality Properties Trust (SBI)	149,200	4,549,108
Iron Mountain, Inc.	169,917	6,526,512
Kimco Realty Corp.	465,503	13,988,365
Mack-Cali Realty Corp.	225,300	6,254,328
MGM Growth Properties LLC	292,994	7,389,309
Mid-America Apartment Communities, Inc.	30,390	2,856,356
Piedmont Office Realty Trust, Inc. Class A	128,500	2,776,885
Simon Property Group, Inc.	138,336	29,807,258
SL Green Realty Corp.	63,400	7,463,448
VEREIT, Inc.	917,000	9,582,650
Vornado Realty Trust	100,500	10,382,655
Weyerhaeuser Co.	385,331	12,272,792
		321,273,197
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	198,900	2,726,919

TOTAL FINANCIALS		2,708,462,491

HEALTH CARE - 10.0%
Biotechnology - 1.9%
AbbVie, Inc.	834,383	53,483,950
Alexion Pharmaceuticals, Inc. (a)	301,802	37,984,800
Amgen, Inc.	706,309	120,114,909
Biogen, Inc. (a)	202,944	62,025,775
BioMarin Pharmaceutical, Inc. (a)	78,787	7,397,311
Celgene Corp. (a)	293,998	31,381,347
Gilead Sciences, Inc.	684,262	53,632,456
Incyte Corp. (a)	41,600	3,373,760
Intercept Pharmaceuticals, Inc. (a)	13,700	2,031,847
Regeneron Pharmaceuticals, Inc. (a)	20,700	8,125,785
Shire PLC sponsored ADR	49,901	9,340,469
United Therapeutics Corp. (a)	26,100	3,191,508
Vertex Pharmaceuticals, Inc. (a)	360,863	34,105,162
		426,189,079
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,517,703	63,773,880
Baxter International, Inc.	904,264	42,256,257
Becton, Dickinson & Co.	110,100	19,510,821
Boston Scientific Corp. (a)	1,383,871	32,963,807
Danaher Corp.	1,129,517	91,953,979
Edwards Lifesciences Corp. (a)	4,500	518,220
Intuitive Surgical, Inc. (a)	29,700	20,386,674
Medtronic PLC	1,085,126	94,438,516
St. Jude Medical, Inc.	109,643	8,543,383
Stryker Corp.	152,200	17,603,452
The Cooper Companies, Inc.	1,400	260,288
Zimmer Biomet Holdings, Inc.	471,748	61,143,258
		453,352,535
Health Care Providers & Services - 1.8%
Aetna, Inc.	432,907	50,702,068
Anthem, Inc.	180,400	22,564,432
Cardinal Health, Inc.	88,300	7,034,861
Centene Corp. (a)	106,100	7,245,569
Cigna Corp.	250,921	32,183,127
DaVita HealthCare Partners, Inc. (a)	8,800	568,744
Express Scripts Holding Co. (a)	461,031	33,516,954
HCA Holdings, Inc. (a)	209,300	15,812,615
Humana, Inc.	223,411	39,925,780
Laboratory Corp. of America Holdings (a)	2,500	342,325
McKesson Corp.	514,702	95,024,283
MEDNAX, Inc. (a)	10,500	690,585
Quest Diagnostics, Inc.	76,500	6,335,730
UnitedHealth Group, Inc.	731,683	99,545,472
Universal Health Services, Inc. Class B	46,400	5,592,592
		417,085,137
Health Care Technology - 0.0%
Cerner Corp. (a)	70,710	4,563,623
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	280,670	13,185,877
Illumina, Inc. (a)	93,668	15,768,071
Thermo Fisher Scientific, Inc.	122,669	18,668,995
Waters Corp. (a)	821	129,152
		47,752,095
Pharmaceuticals - 4.1%
Allergan PLC (a)	249,528	58,524,297
AstraZeneca PLC sponsored ADR	91,700	3,008,677
Bristol-Myers Squibb Co.	1,096,533	62,930,029
Eli Lilly & Co.	708,978	55,123,040
GlaxoSmithKline PLC sponsored ADR	702,800	30,543,688
Johnson & Johnson	2,025,413	241,712,787
Mallinckrodt PLC (a)	264,900	19,745,646
Merck & Co., Inc.	1,309,302	82,211,073
Mylan N.V. (a)	178,116	7,544,994
Novartis AG sponsored ADR	34,671	2,731,035
Pfizer, Inc.	6,787,359	236,200,093
Sanofi SA	60,118	4,639,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	354,103	17,843,250
Valeant Pharmaceuticals International, Inc. (Canada) (a)	46,880	1,360,926
Zoetis, Inc. Class A	2,198,510	112,343,861
		936,462,487

TOTAL HEALTH CARE		2,285,404,956

INDUSTRIALS - 7.4%
Aerospace & Defense - 3.0%
BE Aerospace, Inc.	11,600	586,380
General Dynamics Corp.	479,821	73,038,353
Honeywell International, Inc.	1,206,035	140,756,345
Huntington Ingalls Industries, Inc.	5,200	858,884
L-3 Communications Holdings, Inc.	9,800	1,458,436
Lockheed Martin Corp.	148,115	35,987,502
Moog, Inc. Class A (a)	41,400	2,442,186
Northrop Grumman Corp.	558,409	118,421,797
Orbital ATK, Inc.	6,600	497,838
Raytheon Co.	220,123	30,845,836
Rockwell Collins, Inc.	147,300	12,327,537
Spirit AeroSystems Holdings, Inc. Class A (a)	15,600	714,792
Textron, Inc.	444,500	18,157,825
The Boeing Co.	541,988	70,160,347
Triumph Group, Inc.	61,300	1,953,018
United Technologies Corp.	1,735,249	184,682,551
		692,889,627
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	33,500	2,325,570
FedEx Corp.	234,800	38,725,564
United Parcel Service, Inc. Class B	257,908	28,168,712
		69,219,846
Airlines - 0.4%
Alaska Air Group, Inc.	73,700	4,976,961
American Airlines Group, Inc.	561,010	20,364,663
Delta Air Lines, Inc.	1,204,720	44,273,460
JetBlue Airways Corp. (a)	5,800	92,510
Southwest Airlines Co.	72,500	2,673,800
United Continental Holdings, Inc. (a)	500,236	25,216,897
		97,598,291
Building Products - 0.2%
Allegion PLC	364,138	25,933,908
Masco Corp.	377,740	13,402,215
Owens Corning	20,000	1,098,400
		40,434,523
Commercial Services & Supplies - 0.3%
Deluxe Corp.	57,000	3,885,690
Herman Miller, Inc.	82,600	2,979,382
Pitney Bowes, Inc.	21,400	401,464
R.R. Donnelley & Sons Co.	113,700	1,944,270
Republic Services, Inc.	48,401	2,445,219
Stericycle, Inc. (a)	84,600	7,273,908
Tyco International Ltd.	560,660	24,489,629
Waste Connection, Inc. (United States)	171,949	13,142,062
		56,561,624
Construction & Engineering - 0.0%
Fluor Corp.	93,800	4,868,220
Jacobs Engineering Group, Inc. (a)	13,700	721,853
Tutor Perini Corp. (a)	51,700	1,198,923
		6,788,996
Electrical Equipment - 0.4%
Eaton Corp. PLC	422,791	28,132,513
Emerson Electric Co.	234,425	12,349,509
Fortive Corp.	750,991	39,554,696
Hubbell, Inc. Class B	6,300	682,353
Rockwell Automation, Inc.	14,700	1,704,171
Sensata Technologies Holding BV (a)	155,000	5,902,400
		88,325,642
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	7,300	765,478
General Electric Co.	7,454,179	232,868,552
Roper Technologies, Inc.	133,400	23,685,170
		257,319,200
Machinery - 0.6%
AGCO Corp.	42,000	2,038,680
Caterpillar, Inc.	13,000	1,065,350
Cummins, Inc.	105,400	13,239,294
Deere & Co.	178,030	15,052,437
Flowserve Corp.	248,800	12,034,456
Illinois Tool Works, Inc.	144,810	17,210,669
Ingersoll-Rand PLC	34,000	2,311,660
Lincoln Electric Holdings, Inc.	7,900	502,124
Meritor, Inc. (a)	178,700	1,992,505
PACCAR, Inc.	225,154	13,473,215
Parker Hannifin Corp.	16,175	1,981,923
Pentair PLC	101,600	6,507,480
Snap-On, Inc.	68,006	10,424,640
Stanley Black & Decker, Inc.	225,048	27,849,690
Timken Co.	56,000	1,896,720
Trinity Industries, Inc.	129,100	3,152,622
		130,733,465
Professional Services - 0.1%
Dun & Bradstreet Corp.	4,300	591,895
Equifax, Inc.	22,700	2,994,130
Nielsen Holdings PLC	132,196	7,043,403
		10,629,428
Road & Rail - 1.0%
AMERCO	2,200	756,162
Canadian National Railway Co.	77,150	4,957,626
Canadian Pacific Railway Ltd.	490,300	75,092,844
CSX Corp.	687,965	19,455,650
Norfolk Southern Corp.	165,600	15,549,840
Old Dominion Freight Lines, Inc. (a)	5,900	419,667
Union Pacific Corp.	1,235,789	118,054,923
		234,286,712
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	98,900	2,141,185
HD Supply Holdings, Inc. (a)	6,900	249,159
Triton International Ltd.	73,600	1,120,192
United Rentals, Inc. (a)	9,700	798,407
W.W. Grainger, Inc.	7,000	1,614,620
		5,923,563

TOTAL INDUSTRIALS		1,690,710,917

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	375,500	3,371,990
Cisco Systems, Inc.	6,281,950	197,504,508
Harris Corp.	189,600	17,629,008
Juniper Networks, Inc.	130,100	3,002,708
		221,508,214
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,529,997	95,334,113
Arrow Electronics, Inc. (a)	53,600	3,528,488
Avnet, Inc.	23,700	987,816
CDW Corp.	18,700	834,955
Corning, Inc.	425,600	9,656,864
Flextronics International Ltd. (a)	308,600	4,085,864
Jabil Circuit, Inc.	156,100	3,307,759
Keysight Technologies, Inc. (a)	106,700	3,246,881
TE Connectivity Ltd.	551,284	35,045,124
Tech Data Corp. (a)	39,700	2,947,328
Vishay Intertechnology, Inc.	143,700	2,034,792
		161,009,984
Internet Software & Services - 3.2%
Alphabet, Inc.:
Class A	108,338	85,570,769
Class C (a)	491,405	376,932,205
eBay, Inc. (a)	1,444,636	46,459,494
Facebook, Inc. Class A (a)	1,656,947	208,974,156
Velti PLC (a)(b)	147,198	490
VeriSign, Inc. (a)	128,122	9,538,683
Yahoo!, Inc. (a)	368,400	15,749,100
		743,224,897
IT Services - 1.9%
Accenture PLC Class A	388,618	44,691,070
Alliance Data Systems Corp. (a)	1,300	265,954
Amdocs Ltd.	171,139	10,288,877
Automatic Data Processing, Inc.	45,100	4,050,431
Cognizant Technology Solutions Corp. Class A (a)	235,808	13,544,812
Computer Sciences Corp.	16,100	757,344
DST Systems, Inc.	1,400	170,114
Fidelity National Information Services, Inc.	398,295	31,596,742
First Data Corp. (c)	211,838	2,948,785
First Data Corp. Class A (a)	213,100	2,966,352
Fiserv, Inc. (a)	3,800	391,590
FleetCor Technologies, Inc. (a)	900	147,780
Global Payments, Inc.	2,105	159,875
IBM Corp.	482,277	76,624,170
MasterCard, Inc. Class A	713,820	68,976,427
PayPal Holdings, Inc. (a)	1,013,259	37,642,572
Syntel, Inc. (a)	9,100	420,147
Teradata Corp. (a)	7,500	237,975
The Western Union Co.	209,700	4,512,744
Vantiv, Inc. (a)	7,387	396,977
Visa, Inc. Class A	1,649,888	133,475,939
Xerox Corp.	963,552	9,490,987
		443,757,664
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	1,511,583	94,564,632
Applied Materials, Inc.	734,900	21,929,416
ASML Holding NV	80,000	8,524,000
Intel Corp.	2,615,523	93,871,120
Lam Research Corp.	467,301	43,608,529
Linear Technology Corp.	227,444	13,246,339
Microchip Technology, Inc.	257,900	15,966,589
Micron Technology, Inc. (a)	1,222,692	20,162,191
NVIDIA Corp.	5,600	343,504
NXP Semiconductors NV (a)	566,133	49,831,027
Qorvo, Inc. (a)	9,000	516,870
Qualcomm, Inc.	1,327,000	83,693,890
Skyworks Solutions, Inc.	10,700	801,002
Texas Instruments, Inc.	485,033	33,729,195
Xilinx, Inc.	214,400	11,622,624
		492,410,928
Software - 2.5%
Activision Blizzard, Inc.	4,600	190,302
Adobe Systems, Inc. (a)	324,509	33,200,516
CA Technologies, Inc.	48,900	1,658,199
Electronic Arts, Inc. (a)	364,383	29,598,831
Intuit, Inc.	71,200	7,935,240
Microsoft Corp.	6,240,421	358,574,591
Oracle Corp.	1,702,255	70,166,951
Red Hat, Inc. (a)	422,955	30,867,256
Salesforce.com, Inc. (a)	275,800	21,904,036
Symantec Corp.	128,600	3,103,118
Synopsys, Inc. (a)	5,000	296,450
Take-Two Interactive Software, Inc. (a)	396,647	17,242,245
Workday, Inc. Class A (a)	70,707	5,995,247
		580,732,982
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,686,687	391,157,491
EMC Corp.	1,210,202	35,083,756
Hewlett Packard Enterprise Co.	453,111	9,732,824
HP, Inc.	298,400	4,288,008
NCR Corp. (a)	104,900	3,550,865
NetApp, Inc.	58,400	2,020,056
Seagate Technology LLC	211,900	7,149,506
Western Digital Corp.	350,737	16,368,896
		469,351,402

TOTAL INFORMATION TECHNOLOGY		3,111,996,071

MATERIALS - 2.0%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	117,900	18,347,598
Ashland, Inc.	140,200	16,414,616
Cabot Corp.	50,500	2,517,930
Celanese Corp. Class A	68,200	4,394,126
CF Industries Holdings, Inc.	211,600	5,501,600
E.I. du Pont de Nemours & Co.	937,940	65,280,624
Eastman Chemical Co.	365,700	24,827,373
Huntsman Corp.	182,800	3,160,612
LyondellBasell Industries NV Class A	254,200	20,053,838
Monsanto Co.	316,625	33,720,563
PPG Industries, Inc.	97,174	10,288,783
Praxair, Inc.	357,829	43,669,451
RPM International, Inc.	184,100	10,038,973
Stepan Co.	46,100	3,238,986
The Dow Chemical Co.	777,050	41,680,962
The Mosaic Co.	415,527	12,494,897
The Scotts Miracle-Gro Co. Class A	6,900	571,320
		316,202,252
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	58,900	10,780,467
Vulcan Materials Co.	157,419	17,925,302
		28,705,769
Containers & Packaging - 0.4%
Ball Corp.	96,100	7,610,159
Bemis Co., Inc.	11,300	594,380
Crown Holdings, Inc. (a)	250,190	13,567,804
Graphic Packaging Holding Co.	36,500	523,410
International Paper Co.	219,900	10,662,951
Owens-Illinois, Inc. (a)	8,100	145,233
Packaging Corp. of America	78,200	6,148,866
Sealed Air Corp.	1,257,741	59,277,333
Sonoco Products Co.	11,200	577,248
		99,107,384
Metals & Mining - 0.1%
Alcoa, Inc.	299,300	3,016,944
Franco-Nevada Corp.	60,100	4,199,301
Nucor Corp.	166,000	8,052,660
Reliance Steel & Aluminum Co.	8,000	576,640
Steel Dynamics, Inc.	12,875	316,983
		16,162,528
Paper & Forest Products - 0.0%
Domtar Corp.	58,900	2,198,148
Schweitzer-Mauduit International, Inc.	75,400	2,961,712
		5,159,860

TOTAL MATERIALS		465,337,793

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,208,372	90,278,247
CenturyLink, Inc.	61,800	1,718,040
Verizon Communications, Inc.	2,518,288	131,782,011
		223,778,298
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	915,697	42,433,399
Vodafone Group PLC sponsored ADR	911,513	27,937,873
		70,371,272

TOTAL TELECOMMUNICATION SERVICES		294,149,570

UTILITIES - 1.8%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	169,000	10,912,330
Duke Energy Corp.	76,800	6,117,888
Edison International	579,699	42,155,711
Entergy Corp.	150,300	11,753,460
Eversource Energy	35,900	1,937,523
Exelon Corp.	1,205,800	40,997,200
FirstEnergy Corp.	191,800	6,277,614
Great Plains Energy, Inc.	17,200	467,152
ITC Holdings Corp.	776,734	35,123,911
NextEra Energy, Inc.	801,457	96,928,210
OGE Energy Corp.	44,740	1,392,756
PG&E Corp.	778,173	48,200,036
Pinnacle West Capital Corp.	12,200	915,488
Xcel Energy, Inc.	358,976	14,847,247
		318,026,526
Gas Utilities - 0.0%
Amerigas Partners LP	79,552	3,645,868
Atmos Energy Corp.	57,300	4,223,010
		7,868,878
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	40,600	506,688
NRG Energy, Inc.	439,500	5,322,345
The AES Corp.	327,300	3,950,511
		9,779,544
Multi-Utilities - 0.3%
Ameren Corp.	27,400	1,354,108
CMS Energy Corp.	188,354	7,905,217
DTE Energy Co.	134,600	12,504,340
NiSource, Inc.	771,930	18,480,004
Public Service Enterprise Group, Inc.	551,785	23,594,327
SCANA Corp.	8,200	579,330
Sempra Energy	103,943	10,875,556
		75,292,882

TOTAL UTILITIES		410,967,830

TOTAL COMMON STOCKS
(Cost $12,218,989,745)		15,378,300,831

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $1,468,003)	32,084	1,191,593

Equity Funds - 31.0%
Large Blend Funds - 13.7%
BBH Core Select Fund Class N	14,769,419	320,348,691
FMI Large Cap Fund	9,891,580	201,194,730
JPMorgan U.S. Large Cap Core Plus Fund Select Class (d)	84,803,431	2,369,407,837
PIMCO StocksPLUS Absolute Return Fund Institutional Class	24,584,250	238,467,225

TOTAL LARGE BLEND FUNDS		3,129,418,483

Large Growth Funds - 7.2%
Fidelity Growth Company Fund (e)	571,782	79,723,516
Fidelity SAI U.S. Quality Index Fund (e)	144,315,967	1,568,714,561

TOTAL LARGE GROWTH FUNDS		1,648,438,077

Sector Funds - 10.1%
Fidelity Advisor Materials Fund Class I (e)	858,806	64,015,387
Fidelity Advisor Technology Fund Class I (e)	11,820,131	492,190,269
Fidelity Consumer Discretionary Portfolio (e)	7,987,978	285,170,807
Fidelity Consumer Staples Portfolio (e)	2,355,546	229,265,258
Fidelity Energy Portfolio (e)	4,272,159	181,395,880
Fidelity Financial Services Portfolio (e)	4,014,764	346,594,610
Fidelity Health Care Portfolio (e)	1,536,231	309,074,226
Fidelity Industrials Portfolio (e)	7,247,769	229,101,977
Fidelity Telecommunications Portfolio (e)	833,953	58,393,421
Fidelity Utilities Portfolio (e)	950,668	69,161,103
iShares NASDAQ Biotechnology Index ETF	124,078	34,852,269

TOTAL SECTOR FUNDS		2,299,215,207

TOTAL EQUITY FUNDS
(Cost $6,008,281,819)		7,077,071,767

Investment Companies - 0.1%
Investment Companies - 0.1%
VanEck Vectors Semiconductor ETF
(Cost $10,244,106)	185,407	12,275,797

U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.42% 9/22/16 to 1/12/17 (f)
(Cost $9,120,436)	$9,125,000	9,121,387

Money Market Funds - 1.7%
	Shares
AIM Government & Agency Portfolio	384,382,573	384,382,573
Fidelity Cash Central Fund, 0.42% (g)	15,528,436	15,528,436
TOTAL MONEY MARKET FUNDS
(Cost $399,911,009)		399,911,009
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $18,648,015,118)		22,877,872,384
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(26,177,111)
NET ASSETS - 100%		$22,851,695,273

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,330 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	144,271,750	$4,804,670

The face value of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,192,084 or 0.0% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,948,785 or 0.0% of net assets.

 (d) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,164,195.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,478
Total	$10,478

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$202,221,799	$385,510,717	$598,984,958	$1,652,058	$--
Fidelity Advisor Materials Fund Class I	69,252,217	--	7,460,898	--	64,015,387
Fidelity Advisor Technology Fund Class I	503,960,572	--	54,684,957	--	492,190,269
Fidelity Consumer Discretionary Portfolio	305,992,425	--	33,993,065	--	285,170,807
Fidelity Consumer Staples Portfolio	250,289,916	--	28,438,994	--	229,265,258
Fidelity Energy Portfolio	193,820,365	--	21,219,330	--	181,395,880
Fidelity Financial Services Portfolio	387,207,382	--	51,431,534	--	346,594,610
Fidelity Growth Company Fund	75,978,346	--	--	--	79,723,516
Fidelity Health Care Portfolio	335,265,266	--	36,901,014	--	309,074,226
Fidelity Industrials Portfolio	248,243,047	--	27,368,626	--	229,101,977
Fidelity SAI U.S. Quality Index Fund	1,069,207,940	427,888,561	--	--	1,568,714,561
Fidelity Telecommunications Portfolio	63,255,428	--	7,197,263	--	58,393,421
Fidelity Utilities Portfolio	78,030,558	--	9,010,447	--	69,161,103
Total	$3,782,725,261	$813,399,278	$876,691,086	$1,652,058	$3,912,801,015

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,830,961,596	$1,829,770,003	$--	$1,191,593
Consumer Staples	1,535,533,927	1,528,072,564	7,461,363	--
Energy	1,045,967,273	1,045,967,273	--	--
Financials	2,708,462,491	2,708,462,491	--	--
Health Care	2,285,404,956	2,280,765,865	4,639,091	--
Industrials	1,690,710,917	1,690,710,917	--	--
Information Technology	3,111,996,071	3,111,995,581	490	--
Materials	465,337,793	465,337,793	--	--
Telecommunication Services	294,149,570	294,149,570	--	--
Utilities	410,967,830	410,967,830	--	--
Equity Funds	7,077,071,767	7,077,071,767	--	--
Investment Companies	12,275,797	12,275,797	--	--
Other Short-Term Investments and Net Other Assets	9,121,387	--	9,121,387	--
Money Market Funds	399,911,009	399,911,009	--	--
Total Investments in Securities:	$22,877,872,384	$22,855,458,460	$21,222,331	$1,191,593
Derivative Instruments:
Assets
Futures Contracts	$4,804,670	$4,804,670	$--	$--
Total Assets	$4,804,670	$4,804,670	$--	$--
Total Derivative Instruments:	$4,804,670	$4,804,670	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $18,811,481,227. Net unrealized appreciation aggregated $4,066,391,157, of which $4,394,044,783 related to appreciated investment securities and $327,653,626 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2016

SUF-QTLY-1016
1.912901.106

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
Autoliv, Inc.	83,508	$8,866,879
Cooper Tire & Rubber Co.	265,127	9,011,667
Delphi Automotive PLC	126,100	8,910,226
Gentex Corp.	131,000	2,330,490
Lear Corp.	235,245	27,356,641
The Goodyear Tire & Rubber Co.	802,900	23,565,115
		80,041,018
Automobiles - 1.2%
Ford Motor Co.	3,153,200	39,730,320
General Motors Co.	1,862,800	59,460,576
Harley-Davidson, Inc.	484,372	25,526,404
		124,717,300
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	309,300	16,612,503
Carnival Corp. unit	265,200	12,676,560
Darden Restaurants, Inc.	57,500	3,544,300
Hyatt Hotels Corp. Class A (a)	15,000	802,200
Six Flags Entertainment Corp.	51,220	2,497,999
Wyndham Worldwide Corp.	280,100	19,828,279
		55,961,841
Household Durables - 0.7%
D.R. Horton, Inc.	156,261	5,009,728
Garmin Ltd.	54,000	2,650,320
Lennar Corp. Class A	360,000	17,028,000
Mohawk Industries, Inc. (a)	17,000	3,617,260
NVR, Inc. (a)	1,800	3,036,240
PulteGroup, Inc.	603,759	12,902,330
Whirlpool Corp.	172,000	30,726,080
		74,969,958
Leisure Products - 0.0%
Brunswick Corp.	41,400	1,903,986
Media - 2.5%
CBS Corp. Class B	315,024	16,075,675
Cinemark Holdings, Inc.	52,900	2,044,585
Comcast Corp. Class A	711,107	46,406,843
Discovery Communications, Inc. Class A (a)	69,200	1,765,292
Gannett Co., Inc.	247,600	2,953,868
Interpublic Group of Companies, Inc.	264,218	6,114,005
Liberty Global PLC:
Class C (a)	220,349	6,793,360
LiLAC Class C (a)	138,824	3,964,813
News Corp. Class A	167,000	2,348,020
Omnicom Group, Inc.	136,467	11,753,903
Scripps Networks Interactive, Inc. Class A	41,300	2,617,181
Tegna, Inc.	402,400	8,152,624
The Walt Disney Co.	464,100	43,838,886
Time Warner, Inc.	967,861	75,889,981
Twenty-First Century Fox, Inc. Class A	521,200	12,790,248
Viacom, Inc. Class B (non-vtg.)	595,700	24,030,538
		267,539,822
Multiline Retail - 0.9%
Big Lots, Inc.	160,800	7,930,656
Dillard's, Inc. Class A	109,300	6,584,232
Dollar General Corp.	64,800	4,756,968
Kohl's Corp.	474,100	21,040,558
Macy's, Inc.	419,000	15,159,420
Target Corp.	600,269	42,132,881
		97,604,715
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	158,700	2,815,338
American Eagle Outfitters, Inc.	775,200	14,372,208
Best Buy Co., Inc.	676,866	26,045,804
Dick's Sporting Goods, Inc.	40,700	2,385,020
Foot Locker, Inc.	31,100	2,041,404
Gap, Inc.	181,600	4,516,392
Home Depot, Inc.	148,000	19,849,760
Michaels Companies, Inc. (a)	94,500	2,264,220
Penske Automotive Group, Inc.	107,000	4,847,100
		79,137,246
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	108,000	2,866,320
Michael Kors Holdings Ltd. (a)	50,400	2,467,080
PVH Corp.	36,900	3,976,344
Ralph Lauren Corp.	26,600	2,756,292
		12,066,036

TOTAL CONSUMER DISCRETIONARY		793,941,922

CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Coca-Cola European Partners PLC	107,297	4,125,570
Diageo PLC sponsored ADR	107,000	12,035,360
		16,160,930
Food & Staples Retailing - 1.7%
CVS Health Corp.	36,525	3,411,435
Kroger Co.	887,700	28,397,523
Wal-Mart Stores, Inc.	1,699,600	121,419,424
Walgreens Boots Alliance, Inc.	284,605	22,970,470
		176,198,852
Food Products - 1.6%
Archer Daniels Midland Co.	1,181,000	51,680,560
Bunge Ltd.	318,840	20,373,876
Dean Foods Co.	606,600	10,439,586
Fresh Del Monte Produce, Inc.	235,200	13,681,584
Ingredion, Inc.	123,900	16,969,344
Mondelez International, Inc.	340,000	15,306,800
Pilgrim's Pride Corp.	640,700	14,787,356
Tyson Foods, Inc. Class A	398,287	30,098,549
		173,337,655
Personal Products - 0.2%
Coty, Inc. Class A	302,000	8,138,900
Herbalife Ltd. (a)	33,400	2,029,050
Unilever NV (NY Reg.)	308,000	14,201,880
		24,369,830

TOTAL CONSUMER STAPLES		390,067,267

ENERGY - 7.2%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	136,200	6,691,506
Ensco PLC Class A	385,800	2,928,222
Halliburton Co.	250,000	10,752,500
Helmerich & Payne, Inc.	191,600	11,584,136
National Oilwell Varco, Inc.	310,000	10,397,400
Noble Corp.	962,700	5,545,152
Parker Drilling Co. (a)	1,082,600	2,327,590
Rowan Companies PLC	608,500	7,581,910
		57,808,416
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources Ltd.	271,425	8,430,029
Chevron Corp.	1,656,627	166,623,544
Diamondback Energy, Inc.	104,469	9,950,672
Energen Corp.	71,494	4,110,905
EOG Resources, Inc.	136,196	12,051,984
EQT Corp.	73,234	5,236,231
Exxon Mobil Corp.	2,999,000	261,332,860
Gulfport Energy Corp. (a)	54,106	1,547,432
Hess Corp.	208,000	11,294,400
Marathon Oil Corp.	374,257	5,621,340
Marathon Petroleum Corp.	941,221	40,011,305
Murphy Oil Corp.	78,500	2,097,520
Newfield Exploration Co. (a)	74,445	3,227,935
Occidental Petroleum Corp.	576,743	44,322,700
Phillips 66 Co.	1,015,170	79,640,087
Pioneer Natural Resources Co.	64,600	11,566,630
Valero Energy Corp.	712,300	39,425,805
		706,491,379

TOTAL ENERGY		764,299,795

FINANCIALS - 22.1%
Banks - 10.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,339,091	8,329,146
Bank of America Corp.	10,234,652	165,187,283
BB&T Corp.	618,798	23,823,723
BOK Financial Corp.	151,200	10,443,384
CIT Group, Inc.	251,200	9,264,256
Citigroup, Inc.	3,105,365	148,250,125
Citizens Financial Group, Inc.	241,300	5,977,001
Comerica, Inc.	81,500	3,854,135
Commerce Bancshares, Inc.	45,829	2,322,614
Cullen/Frost Bankers, Inc.	150,300	10,956,870
East West Bancorp, Inc.	64,400	2,391,816
Fifth Third Bancorp	1,448,647	29,204,724
First Republic Bank	205,000	15,776,800
Huntington Bancshares, Inc.	1,768,100	17,698,681
Investors Bancorp, Inc.	156,600	1,918,350
JPMorgan Chase & Co.	3,961,653	267,411,578
KeyCorp	1,004,100	12,611,496
M&T Bank Corp.	93,000	11,004,690
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,950,000	10,744,500
Peoples United Financial, Inc.	117,200	1,904,500
PNC Financial Services Group, Inc.	636,600	57,357,660
Regions Financial Corp.	4,612,700	45,988,619
SunTrust Banks, Inc.	1,117,200	49,235,004
Synovus Financial Corp.	58,600	1,938,488
U.S. Bancorp	786,300	34,715,145
Wells Fargo & Co.	2,839,500	144,246,600
		1,092,557,188
Capital Markets - 2.4%
Ameriprise Financial, Inc.	531,300	53,703,804
Bank of New York Mellon Corp.	505,300	21,055,851
BlackRock, Inc. Class A	73,947	27,568,181
E*TRADE Financial Corp. (a)	124,800	3,292,224
Eaton Vance Corp. (non-vtg.)	51,700	2,069,551
Franklin Resources, Inc.	145,900	5,325,350
Goldman Sachs Group, Inc.	368,000	62,361,280
Invesco Ltd.	194,400	6,063,336
Morgan Stanley	1,024,800	32,855,088
Northern Trust Corp.	103,400	7,299,006
Raymond James Financial, Inc.	64,500	3,751,965
State Street Corp.	337,700	23,720,048
T. Rowe Price Group, Inc.	113,400	7,885,836
		256,951,520
Consumer Finance - 1.8%
Ally Financial, Inc.	602,488	12,073,860
American Express Co.	473,800	31,071,804
Capital One Financial Corp.	725,932	51,976,731
Credit Acceptance Corp. (a)	3,300	658,845
Discover Financial Services	1,086,008	65,160,480
Navient Corp.	879,088	12,641,285
Nelnet, Inc. Class A	227,900	8,067,660
Synchrony Financial	380,270	10,582,914
		192,233,579
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	196,011	29,497,695
Leucadia National Corp.	165,300	3,165,495
The NASDAQ OMX Group, Inc.	73,000	5,198,330
		37,861,520
Insurance - 6.1%
AFLAC, Inc.	616,600	45,739,388
Alleghany Corp. (a)	7,200	3,860,640
Allstate Corp.	736,358	50,779,248
American Financial Group, Inc.	241,500	18,148,725
American International Group, Inc.	648,600	38,805,738
Aon PLC	59,294	6,602,387
Arch Capital Group Ltd. (a)	55,700	4,508,358
Assurant, Inc.	337,300	30,205,215
Axis Capital Holdings Ltd.	306,000	17,402,220
Chubb Ltd.	219,696	27,886,013
Cincinnati Financial Corp.	75,000	5,783,250
Endurance Specialty Holdings Ltd.	245,000	16,133,250
Everest Re Group Ltd.	170,400	32,951,952
FNF Group	125,000	4,711,250
Genworth Financial, Inc. Class A (a)	504,800	2,387,704
Hanover Insurance Group, Inc.	168,500	13,176,700
Hartford Financial Services Group, Inc.	903,600	37,110,852
Lincoln National Corp.	673,193	32,333,460
Loews Corp.	159,500	6,676,670
Markel Corp. (a)	6,300	5,865,993
MetLife, Inc.	1,288,065	55,902,021
Old Republic International Corp.	56,400	1,084,572
Principal Financial Group, Inc.	132,200	6,487,054
Progressive Corp.	265,400	8,641,424
Prudential Financial, Inc.	526,400	41,785,632
Reinsurance Group of America, Inc.	37,000	3,970,840
RenaissanceRe Holdings Ltd.	18,800	2,250,360
The Travelers Companies, Inc.	719,668	85,431,788
Torchmark Corp.	156,800	10,141,824
Unum Group	675,900	24,068,799
Validus Holdings Ltd.	13,500	685,665
W.R. Berkley Corp.	55,900	3,318,783
		644,837,775
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	2,759,800	29,557,458
Equity Residential (SBI)	44,626	2,894,889
Hospitality Properties Trust (SBI)	640,600	19,531,894
Lexington Corporate Properties Trust	1,090,900	11,770,811
Mack-Cali Realty Corp.	589,300	16,358,968
Piedmont Office Realty Trust, Inc. Class A	591,300	12,777,993
VEREIT, Inc.	1,208,900	12,633,005
		105,525,018
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	888,500	12,181,335

TOTAL FINANCIALS		2,342,147,935

HEALTH CARE - 12.5%
Biotechnology - 2.4%
AbbVie, Inc.	874,700	56,068,270
Amgen, Inc.	759,400	129,143,564
Biogen, Inc. (a)	100,000	30,563,000
Gilead Sciences, Inc.	312,840	24,520,399
United Therapeutics Corp. (a)	80,700	9,867,996
		250,163,229
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	394,000	18,411,620
Danaher Corp.	168,000	13,676,880
Medtronic PLC	235,000	20,452,050
		52,540,550
Health Care Providers & Services - 3.0%
Aetna, Inc.	380,200	44,529,024
Anthem, Inc.	380,000	47,530,400
Cardinal Health, Inc.	319,000	25,414,730
Cigna Corp.	183,303	23,510,443
DaVita HealthCare Partners, Inc. (a)	34,500	2,229,735
Express Scripts Holding Co. (a)	694,870	50,517,049
HCA Holdings, Inc. (a)	545,100	41,182,305
Laboratory Corp. of America Holdings (a)	31,123	4,261,672
McKesson Corp.	192,356	35,512,765
MEDNAX, Inc. (a)	42,400	2,788,648
Quest Diagnostics, Inc.	323,000	26,750,860
UnitedHealth Group, Inc.	70,854	9,639,687
Universal Health Services, Inc. Class B	41,000	4,941,730
		318,809,048
Pharmaceuticals - 6.6%
Johnson & Johnson	2,636,319	314,618,309
Mallinckrodt PLC (a)	49,800	3,712,092
Merck & Co., Inc.	2,271,967	142,656,808
Novartis AG sponsored ADR	193,550	15,245,934
Pfizer, Inc.	6,287,360	218,800,128
Sanofi SA sponsored ADR	194,549	7,484,300
		702,517,571

TOTAL HEALTH CARE		1,324,030,398

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
BE Aerospace, Inc.	46,600	2,355,630
General Dynamics Corp.	373,474	56,850,212
Honeywell International, Inc.	397,989	46,449,296
Huntington Ingalls Industries, Inc.	20,900	3,452,053
L-3 Communications Holdings, Inc.	39,200	5,833,744
Lockheed Martin Corp.	22,533	5,474,843
Moog, Inc. Class A (a)	142,200	8,388,378
Northrop Grumman Corp.	59,600	12,639,372
Orbital ATK, Inc.	26,700	2,013,981
Raytheon Co.	214,143	30,007,859
Rockwell Collins, Inc.	59,300	4,962,817
Spirit AeroSystems Holdings, Inc. Class A (a)	63,200	2,895,824
Textron, Inc.	254,167	10,382,722
The Boeing Co.	506,200	65,527,590
Triumph Group, Inc.	270,000	8,602,200
United Technologies Corp.	503,919	53,632,099
Vectrus, Inc. (a)	37,733	1,273,111
		320,741,731
Air Freight & Logistics - 0.6%
FedEx Corp.	215,400	35,525,922
United Parcel Service, Inc. Class B	221,723	24,216,586
		59,742,508
Airlines - 0.5%
Delta Air Lines, Inc.	630,870	23,184,473
Southwest Airlines Co.	292,400	10,783,712
United Continental Holdings, Inc. (a)	445,813	22,473,433
		56,441,618
Building Products - 0.0%
Owens Corning	52,400	2,877,808
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	13,068,189
Pitney Bowes, Inc.	88,800	1,665,888
R.R. Donnelley & Sons Co.	640,600	10,954,260
		25,688,337
Construction & Engineering - 0.3%
Fluor Corp.	383,900	19,924,410
Jacobs Engineering Group, Inc. (a)	141,913	7,477,396
Tutor Perini Corp. (a)	185,700	4,306,383
		31,708,189
Electrical Equipment - 0.4%
Eaton Corp. PLC	208,900	13,900,206
Emerson Electric Co.	293,400	15,456,312
Hubbell, Inc. Class B	25,200	2,729,412
Rockwell Automation, Inc.	59,300	6,874,649
		38,960,579
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	29,500	3,093,370
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	143,571	4,154,945
		7,248,315
Machinery - 1.4%
AGCO Corp.	250,800	12,173,832
Cummins, Inc.	77,600	9,747,336
Deere & Co.	261,400	22,101,370
Flowserve Corp.	59,400	2,873,178
Illinois Tool Works, Inc.	144,700	17,197,595
Ingersoll-Rand PLC	117,700	8,002,423
Lincoln Electric Holdings, Inc.	31,700	2,014,852
Oshkosh Corp.	280,000	15,100,400
PACCAR, Inc.	159,900	9,568,416
Parker Hannifin Corp.	65,400	8,013,462
Pentair PLC	80,600	5,162,430
Snap-On, Inc.	26,500	4,062,185
Stanley Black & Decker, Inc.	68,600	8,489,250
Timken Co.	169,200	5,730,804
Trinity Industries, Inc.	504,800	12,327,216
		142,564,749
Professional Services - 0.0%
Dun & Bradstreet Corp.	17,300	2,381,345
Road & Rail - 0.8%
AMERCO	9,000	3,093,390
CSX Corp.	1,125,700	31,834,796
Norfolk Southern Corp.	133,900	12,573,210
Old Dominion Freight Lines, Inc. (a)	23,800	1,692,894
Union Pacific Corp.	379,900	36,291,847
		85,486,137
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	12,359,985
Triton International Ltd.	236,100	3,593,442
United Rentals, Inc. (a)	39,300	3,234,783
W.W. Grainger, Inc.	28,100	6,481,546
		25,669,756

TOTAL INDUSTRIALS		799,511,072

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc.	1,870,358	16,795,815
Cisco Systems, Inc.	4,712,500	148,161,000
Harris Corp.	179,348	16,675,777
		181,632,592
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	43,900	2,889,937
Avnet, Inc.	95,400	3,976,272
CDW Corp.	75,500	3,371,075
Corning, Inc.	1,893,400	42,961,246
Flextronics International Ltd. (a)	2,034,355	26,934,860
Jabil Circuit, Inc.	88,200	1,868,958
TE Connectivity Ltd.	307,621	19,555,467
Tech Data Corp. (a)	166,200	12,338,688
Vishay Intertechnology, Inc.	590,800	8,365,728
		122,262,231
Internet Software & Services - 0.2%
Alphabet, Inc. Class A	18,426	14,553,776
eBay, Inc. (a)	334,170	10,746,907
		25,300,683
IT Services - 1.5%
Computer Sciences Corp.	268,343	12,622,855
CSG Systems International, Inc.	185,800	8,123,176
DST Systems, Inc.	5,500	668,305
IBM Corp.	616,100	97,885,968
Leidos Holdings, Inc.	107,196	4,342,510
PayPal Holdings, Inc. (a)	236,000	8,767,400
Syntel, Inc. (a)	37,800	1,745,226
Teradata Corp. (a)	30,000	951,900
The Western Union Co.	226,900	4,882,888
Xerox Corp.	1,913,800	18,850,930
		158,841,158
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	4,172,300	149,743,847
Lam Research Corp.	257,100	23,992,572
Microchip Technology, Inc.	283,000	17,520,530
Micron Technology, Inc. (a)	296,700	4,892,583
Qorvo, Inc. (a)	36,600	2,101,938
Qualcomm, Inc.	992,230	62,579,946
Skyworks Solutions, Inc.	43,100	3,226,466
Texas Instruments, Inc.	398,286	27,696,808
		291,754,690
Software - 1.7%
Adobe Systems, Inc. (a)	189,000	19,336,590
CA Technologies, Inc.	197,100	6,683,661
Microsoft Corp.	482,876	27,746,055
Oracle Corp.	2,790,412	115,020,783
Symantec Corp.	451,100	10,885,043
		179,672,132
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,722,109	182,715,765
EMC Corp.	2,443,000	70,822,570
Hewlett Packard Enterprise Co.	1,660,240	35,661,955
HP, Inc.	1,340,300	19,260,111
NCR Corp. (a)	450,600	15,252,810
NetApp, Inc.	339,000	11,726,010
Seagate Technology LLC	502,900	16,967,846
Western Digital Corp.	302,900	14,136,343
		366,543,410

TOTAL INFORMATION TECHNOLOGY		1,326,006,896

MATERIALS - 3.6%
Chemicals - 2.5%
Ashland, Inc.	29,100	3,407,028
Cabot Corp.	272,700	13,596,822
Celanese Corp. Class A	263,100	16,951,533
CF Industries Holdings, Inc.	417,800	10,862,800
Eastman Chemical Co.	411,671	27,948,344
Huntsman Corp.	828,628	14,326,978
LyondellBasell Industries NV Class A	797,395	62,906,492
Methanex Corp.	130,193	3,781,494
PPG Industries, Inc.	326,824	34,604,125
RPM International, Inc.	57,900	3,157,287
Stepan Co.	142,400	10,005,024
The Dow Chemical Co.	1,039,669	55,767,845
The Mosaic Co.	80,600	2,423,642
The Scotts Miracle-Gro Co. Class A	27,900	2,310,120
		262,049,534
Construction Materials - 0.2%
CRH PLC sponsored ADR	251,480	8,500,024
Martin Marietta Materials, Inc.	89,000	16,289,670
		24,789,694
Containers & Packaging - 0.5%
Bemis Co., Inc.	45,400	2,388,040
Crown Holdings, Inc. (a)	63,700	3,454,451
Graphic Packaging Holding Co.	147,300	2,112,282
International Paper Co.	187,600	9,096,724
Packaging Corp. of America	325,300	25,578,339
Sealed Air Corp.	94,421	4,450,062
Sonoco Products Co.	45,200	2,329,608
WestRock Co.	102,805	4,924,360
		54,333,866
Metals & Mining - 0.2%
Barrick Gold Corp.	254,206	4,320,765
Nucor Corp.	242,802	11,778,325
Reliance Steel & Aluminum Co.	32,000	2,306,560
Steel Dynamics, Inc.	155,388	3,825,653
		22,231,303
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	7,878,252
Schweitzer-Mauduit International, Inc.	199,000	7,816,720
		15,694,972

TOTAL MATERIALS		379,099,369

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,242,300	91,665,224
CenturyLink, Inc.	249,000	6,922,200
Verizon Communications, Inc.	3,224,613	168,743,998
		267,331,422
UTILITIES - 2.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	224,100	14,470,137
Duke Energy Corp.	309,400	24,646,804
Edison International	146,400	10,646,208
Entergy Corp.	496,000	38,787,200
Eversource Energy	144,700	7,809,459
Exelon Corp.	1,021,300	34,724,200
FirstEnergy Corp.	701,800	22,969,914
Great Plains Energy, Inc.	69,400	1,884,904
OGE Energy Corp.	91,200	2,839,056
Pinnacle West Capital Corp.	49,300	3,699,472
Xcel Energy, Inc.	225,900	9,343,224
		171,820,578
Gas Utilities - 0.1%
National Fuel Gas Co.	176,000	10,042,560
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	163,800	2,044,224
The AES Corp.	1,832,701	22,120,701
		24,164,925
Multi-Utilities - 0.7%
Ameren Corp.	110,700	5,470,794
DTE Energy Co.	52,400	4,867,960
Public Service Enterprise Group, Inc.	1,266,600	54,159,816
SCANA Corp.	32,900	2,324,385
		66,822,955

TOTAL UTILITIES		272,851,018

TOTAL COMMON STOCKS
(Cost $6,753,080,693)		8,659,287,094

Equity Funds - 15.1%
Domestic Equity Funds - 9.7%
Invesco Diversified Dividend Fund - Class A	29,368,820	561,825,520
JPMorgan Value Advantage Fund Institutional Class	15,395,330	464,477,110

TOTAL DOMESTIC EQUITY FUNDS		1,026,302,630

Large Blend Funds - 1.4%
Fidelity SAI U.S. Minimum Volatility Index Fund (b)	13,088,813	147,249,150
Mid-Cap Value Funds - 2.3%
Fidelity Low-Priced Stock Fund (b)	4,860,261	241,749,359
Sector Funds - 1.7%
Fidelity Energy Portfolio (b)	4,433,613	188,251,199
TOTAL EQUITY FUNDS
(Cost $1,126,615,689)		1,603,552,338
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 9/15/16 to 12/1/16 (c)
(Cost $6,051,236)	$6,052,000	$6,051,317
	Shares

Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $93,978,234)	93,978,234	93,978,234
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $7,979,725,852)		10,362,868,983
NET OTHER ASSETS (LIABILITIES) - 2.1%		221,030,855
NET ASSETS - 100%		$10,583,899,838

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,100 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2016	219,240,000	$1,429,575

The face value of futures purchased as a percentage of Net Assets is 2.1%

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,051,317.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$193,678,680	$--	$14,454,603	$--	$188,251,199
Fidelity Low-Priced Stock Fund	487,692,838	--	245,936,125	--	241,749,359
Fidelity SAI U.S. Minimum Volatility Index Fund	--	225,000,000	79,990,523	--	147,249,150
Total	$681,371,518	$225,000,000	$340,381,251	$--	$577,249,708

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$793,941,922	$793,941,922	$--	$--
Consumer Staples	390,067,267	390,067,267	--	--
Energy	764,299,795	764,299,795	--	--
Financials	2,342,147,935	2,342,147,935	--	--
Health Care	1,324,030,398	1,324,030,398	--	--
Industrials	799,511,072	799,511,072	--	--
Information Technology	1,326,006,896	1,326,006,896	--	--
Materials	379,099,369	379,099,369	--	--
Telecommunication Services	267,331,422	267,331,422	--	--
Utilities	272,851,018	272,851,018	--	--
Equity Funds	1,603,552,338	1,603,552,338	--	--
Other Short-Term Investments	6,051,317	--	6,051,317	--
Money Market Funds	93,978,234	93,978,234	--	--
Total Investments in Securities:	$10,362,868,983	$10,356,817,666	$6,051,317	$--
Derivative Instruments:
Assets
Futures Contracts	$1,429,575	$1,429,575	$--	$--
Total Assets	$1,429,575	$1,429,575	$--	$--
Total Derivative Instruments:	$1,429,575	$1,429,575	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $7,993,390,648. Net unrealized appreciation aggregated $2,369,478,335, of which $2,578,146,006 related to appreciated investment securities and $208,667,671 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2016

SGF-QTLY-1016
1.907407.106

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.5%
Lear Corp.	360,787	$41,955,920
The Goodyear Tire & Rubber Co.	525,700	15,429,295
		57,385,215
Automobiles - 0.3%
General Motors Co.	365,370	11,662,610
Tesla Motors, Inc. (a)	77,993	16,535,296
		28,197,906
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	375,052	13,993,190
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit	461,357	22,052,865
Darden Restaurants, Inc.	232,200	14,312,808
Domino's Pizza, Inc.	175,505	26,250,283
Dunkin' Brands Group, Inc.	232,829	11,396,980
Marriott International, Inc. Class A	139,459	9,947,610
McDonald's Corp.	496,310	57,403,215
Wyndham Worldwide Corp.	261,100	18,483,269
Yum! Brands, Inc.	578,955	52,517,008
		212,364,038
Household Durables - 0.8%
D.R. Horton, Inc.	920,300	29,504,818
Mohawk Industries, Inc. (a)	69,022	14,686,501
Newell Brands, Inc.	503,997	26,752,161
Whirlpool Corp.	72,700	12,987,128
		83,930,608
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	280,629	215,848,602
Expedia, Inc.	136,220	14,864,326
Priceline Group, Inc. (a)	15,559	22,042,902
TripAdvisor, Inc. (a)	24,542	1,497,062
Zalando SE (a)	81,860	3,125,716
		257,378,608
Media - 2.2%
Charter Communications, Inc. Class A (a)	123,431	31,747,688
Comcast Corp. Class A	1,304,364	85,122,795
Omnicom Group, Inc.	328,070	28,256,669
The Walt Disney Co.	458,905	43,348,166
Twenty-First Century Fox, Inc. Class A	722,520	17,730,641
Viacom, Inc. Class B (non-vtg.)	596,090	24,046,271
		230,252,230
Multiline Retail - 0.3%
Dollar General Corp.	92,259	6,772,733
Target Corp.	295,199	20,720,018
		27,492,751
Specialty Retail - 3.6%
AutoZone, Inc. (a)	93,349	69,246,288
Best Buy Co., Inc.	191,948	7,386,159
Foot Locker, Inc.	318,600	20,912,904
Gap, Inc.	580,166	14,428,728
Home Depot, Inc.	1,150,366	154,287,088
Lowe's Companies, Inc.	480,833	36,812,574
TJX Companies, Inc.	735,160	56,930,790
Urban Outfitters, Inc. (a)	462,038	16,564,062
		376,568,593
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	51,018	3,903,387
Michael Kors Holdings Ltd. (a)	541,130	26,488,314
NIKE, Inc. Class B	492,600	28,393,464
Under Armour, Inc. Class C (non-vtg.)	108,801	3,878,756
		62,663,921

TOTAL CONSUMER DISCRETIONARY		1,350,227,060

CONSUMER STAPLES - 8.2%
Beverages - 2.5%
Constellation Brands, Inc. Class A (sub. vtg.)	137,900	22,622,495
Molson Coors Brewing Co. Class B	262,100	26,818,072
Monster Beverage Corp. (a)	278,435	42,848,362
PepsiCo, Inc.	1,142,931	122,007,884
SABMiller PLC sponsored ADR	257,751	14,934,093
The Coca-Cola Co.	808,890	35,130,093
		264,360,999
Food & Staples Retailing - 1.0%
CVS Health Corp.	972,269	90,809,925
Wal-Mart Stores, Inc.	220,000	15,716,800
		106,526,725
Food Products - 2.6%
Archer Daniels Midland Co.	564,973	24,723,218
Bunge Ltd.	227,022	14,506,706
Campbell Soup Co.	519,400	31,537,968
Danone SA sponsored ADR	2,308,076	35,105,836
Kellogg Co.	388,760	31,959,960
Mead Johnson Nutrition Co. Class A	150,059	12,765,519
Mondelez International, Inc.	1,006,351	45,305,922
Pilgrim's Pride Corp.	356,961	8,238,660
Pinnacle Foods, Inc.	340,300	17,236,195
The J.M. Smucker Co.	123,309	17,483,983
Tyson Foods, Inc. Class A	474,664	35,870,358
		274,734,325
Household Products - 0.3%
Procter & Gamble Co.	356,935	31,163,995
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	264,932	23,639,882
Tobacco - 1.6%
Altria Group, Inc.	375,403	24,810,384
Philip Morris International, Inc.	892,844	89,221,901
Reynolds American, Inc.	993,800	49,262,666
		163,294,951

TOTAL CONSUMER STAPLES		863,720,877

ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Halliburton Co.	427,320	18,379,033
Schlumberger Ltd.	285,482	22,553,078
		40,932,111
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp.	392,550	19,509,735
Parsley Energy, Inc. Class A (a)	334,842	11,334,402
		30,844,137

TOTAL ENERGY		71,776,248

FINANCIALS - 3.2%
Banks - 0.7%
JPMorgan Chase & Co.	1,118,919	75,527,033
Capital Markets - 0.3%
Affiliated Managers Group, Inc. (a)	22,312	3,169,420
Greenhill & Co., Inc.	76,755	1,760,760
SEI Investments Co.	555,574	25,611,961
		30,542,141
Consumer Finance - 0.6%
American Express Co.	127,459	8,358,761
Capital One Financial Corp.	500,010	35,800,716
Discover Financial Services	328,984	19,739,040
LendingClub Corp. (a)	393,864	2,130,804
		66,029,321
Diversified Financial Services - 0.8%
Broadcom Ltd.	192,502	33,961,203
FactSet Research Systems, Inc.	106,723	18,999,896
McGraw Hill Financial, Inc.	149,418	18,459,100
MSCI, Inc. Class A	135,494	12,210,719
		83,630,918
Insurance - 0.3%
MetLife, Inc.	354,520	15,386,168
Prudential Financial, Inc.	164,739	13,076,982
		28,463,150
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc.	127,171	12,601,374
Equity Lifestyle Properties, Inc.	125,368	9,719,781
Extra Space Storage, Inc.	253,279	20,401,623
		42,722,778
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	281,546	7,556,695

TOTAL FINANCIALS		334,472,036

HEALTH CARE - 12.5%
Biotechnology - 3.7%
AbbVie, Inc.	447,100	28,659,110
Alexion Pharmaceuticals, Inc. (a)	77,303	9,729,356
Alnylam Pharmaceuticals, Inc. (a)	20,786	1,451,902
Amgen, Inc.	543,966	92,506,858
Biogen, Inc. (a)	68,690	20,993,725
BioMarin Pharmaceutical, Inc. (a)	290,780	27,301,334
Celgene Corp. (a)	524,943	56,032,416
Gilead Sciences, Inc.	1,777,730	139,338,477
Intrexon Corp. (a)	52,184	1,317,124
Juno Therapeutics, Inc. (a)	21,864	646,737
Regeneron Pharmaceuticals, Inc. (a)	33,864	13,293,313
		391,270,352
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	108,774	6,685,250
DexCom, Inc. (a)	54,722	4,984,627
Edwards Lifesciences Corp. (a)	381,600	43,945,056
Hologic, Inc. (a)	597,714	22,964,172
Intuitive Surgical, Inc. (a)	26,507	18,194,935
Medtronic PLC	557,540	48,522,706
Steris PLC	109,903	7,767,944
Stryker Corp.	112,106	12,966,180
The Cooper Companies, Inc.	117,100	21,771,232
Varian Medical Systems, Inc. (a)	242,439	23,305,661
		211,107,763
Health Care Providers & Services - 2.6%
Aetna, Inc.	170,000	19,910,400
Anthem, Inc.	116,087	14,520,162
Cardinal Health, Inc.	227,800	18,148,826
Cigna Corp.	86,900	11,145,794
Express Scripts Holding Co. (a)	531,268	38,623,184
HCA Holdings, Inc. (a)	318,385	24,053,987
Laboratory Corp. of America Holdings (a)	210,300	28,796,379
McKesson Corp.	45,815	8,458,365
UnitedHealth Group, Inc.	834,508	113,534,813
		277,191,910
Health Care Technology - 0.4%
athenahealth, Inc. (a)	134,911	16,517,154
Cerner Corp. (a)	382,013	24,655,119
		41,172,273
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	479,150	22,510,467
Illumina, Inc. (a)	128,448	21,622,936
Thermo Fisher Scientific, Inc.	705,940	107,437,009
Waters Corp. (a)	68,575	10,787,533
		162,357,945
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	225,920	12,965,549
Eli Lilly & Co.	700,392	54,455,478
Merck & Co., Inc.	1,291,314	81,081,606
Novartis AG sponsored ADR	261,260	20,579,450
Novo Nordisk A/S Series B sponsored ADR	656,361	30,665,186
Pfizer, Inc.	579,592	20,169,802
Zoetis, Inc. Class A	263,703	13,475,223
		233,392,294

TOTAL HEALTH CARE		1,316,492,537

INDUSTRIALS - 5.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.	154,500	23,517,990
Honeywell International, Inc.	341,350	39,838,959
Northrop Grumman Corp.	300,815	63,793,837
Orbital ATK, Inc.	118,385	8,929,781
Spirit AeroSystems Holdings, Inc. Class A (a)	194,901	8,930,364
Textron, Inc.	377,817	15,433,824
TransDigm Group, Inc. (a)	18,449	5,261,470
United Technologies Corp.	655,075	69,719,632
		235,425,857
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	535,670	27,131,686
FedEx Corp.	203,640	33,586,345
United Parcel Service, Inc. Class B	611,982	66,840,674
XPO Logistics, Inc. (a)	65,580	2,347,764
		129,906,469
Airlines - 0.5%
Copa Holdings SA Class A	183,320	14,011,148
Delta Air Lines, Inc.	644,159	23,672,843
JetBlue Airways Corp. (a)	491,000	7,831,450
United Continental Holdings, Inc. (a)	170,281	8,583,865
		54,099,306
Building Products - 0.6%
Lennox International, Inc.	51,187	8,244,690
Owens Corning	1,017,894	55,902,738
		64,147,428
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	133,856	23,766,133
Machinery - 0.4%
Caterpillar, Inc.	127,060	10,412,567
Ingersoll-Rand PLC	407,500	27,705,925
		38,118,492
Professional Services - 0.3%
IHS Markit Ltd. (a)	284,282	10,609,404
Nielsen Holdings PLC	98,615	5,254,207
Verisk Analytics, Inc. (a)	131,188	10,895,163
		26,758,774
Road & Rail - 0.2%
Union Pacific Corp.	176,121	16,824,839
Trading Companies & Distributors - 0.2%
Fastenal Co.	77,424	3,337,749
HD Supply Holdings, Inc. (a)	586,200	21,167,682
		24,505,431

TOTAL INDUSTRIALS		613,552,729

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,151,784	67,652,089
Juniper Networks, Inc.	998,300	23,040,764
Palo Alto Networks, Inc. (a)	18,991	2,529,031
		93,221,884
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	332,185	10,108,390
Internet Software & Services - 7.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	470,725	45,749,763
Alphabet, Inc.:
Class A	253,795	200,459,981
Class C (a)	251,809	193,150,093
Dropbox, Inc. (a)(b)	286,254	3,257,571
eBay, Inc. (a)	1,404,817	45,178,915
Facebook, Inc. Class A (a)	1,854,501	233,889,666
LinkedIn Corp. Class A (a)	55,680	10,732,320
MercadoLibre, Inc.	38,641	6,646,252
Pandora Media, Inc. (a)	180,971	2,533,594
SurveyMonkey (a)(b)	163,411	1,673,329
Twitter, Inc. (a)	566,242	10,877,509
Yelp, Inc. (a)	69,026	2,656,120
Zillow Group, Inc.:
Class A (a)	125,882	4,258,588
Class C (a)	250,119	8,466,528
		769,530,229
IT Services - 5.2%
Accenture PLC Class A	254,793	29,301,195
Alliance Data Systems Corp. (a)	255,250	52,219,045
Amdocs Ltd.	214,978	12,924,477
Automatic Data Processing, Inc.	89,170	8,008,358
Cognizant Technology Solutions Corp. Class A (a)	493,339	28,337,392
Fidelity National Information Services, Inc.	622,010	49,344,053
Fiserv, Inc. (a)	326,000	33,594,300
FleetCor Technologies, Inc. (a)	324,635	53,305,067
Gartner, Inc. Class A (a)	265,619	24,171,329
Global Payments, Inc.	518,641	39,390,784
IBM Corp.	142,100	22,576,848
MasterCard, Inc. Class A	163,700	15,818,331
PayPal Holdings, Inc. (a)	585,977	21,769,046
Vantiv, Inc. (a)	785,593	42,217,768
Visa, Inc. Class A	1,392,064	112,617,978
		545,595,971
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	614,554	38,446,498
Applied Materials, Inc.	1,381,600	41,226,944
ARM Holdings PLC sponsored ADR	244,049	16,175,568
Intel Corp.	1,052,200	37,763,458
Lam Research Corp.	287,500	26,829,500
NVIDIA Corp.	523,458	32,108,914
Qualcomm, Inc.	1,395,238	87,997,661
Texas Instruments, Inc.	160,899	11,188,916
		291,737,459
Software - 5.0%
Activision Blizzard, Inc.	998,700	41,316,219
Adobe Systems, Inc. (a)	199,040	20,363,782
Atlassian Corp. PLC	58,600	1,727,528
Autodesk, Inc. (a)	382,006	25,747,204
Electronic Arts, Inc. (a)	817,506	66,406,012
FireEye, Inc. (a)	97,790	1,404,264
Intuit, Inc.	263,926	29,414,553
Microsoft Corp.	2,693,481	154,767,418
Mobileye NV (a)	48,082	2,350,729
NetSuite, Inc. (a)	32,978	3,591,304
Oracle Corp.	2,537,441	104,593,318
ServiceNow, Inc. (a)	145,080	10,542,964
Splunk, Inc. (a)	188,304	10,966,825
Synopsys, Inc. (a)	419,300	24,860,297
Tableau Software, Inc. (a)	38,076	2,209,550
Take-Two Interactive Software, Inc. (a)	344,116	14,958,723
Workday, Inc. Class A (a)	208,566	17,684,311
		532,905,001
Technology Hardware, Storage & Peripherals - 3.4%
3D Systems Corp. (a)	55,710	807,795
Apple, Inc.	2,986,349	316,851,629
NCR Corp. (a)	1,105,165	37,409,835
Stratasys Ltd. (a)	18,310	390,735
		355,459,994

TOTAL INFORMATION TECHNOLOGY		2,598,558,928

MATERIALS - 2.6%
Chemicals - 2.2%
Ashland, Inc.	390,650	45,737,302
FMC Corp.	158,660	7,447,500
LyondellBasell Industries NV Class A	659,117	51,997,740
Monsanto Co.	761,809	81,132,659
PPG Industries, Inc.	170,100	18,010,188
Sherwin-Williams Co.	85,107	24,145,707
		228,471,096
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	685,300	12,287,429
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	575,230	5,919,117
Steel Dynamics, Inc.	1,089,200	26,816,104
		32,735,221

TOTAL MATERIALS		273,493,746

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	617,888	25,259,261
Verizon Communications, Inc.	1,053,841	55,147,500
		80,406,761
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	829,411	10,010,991
TOTAL COMMON STOCKS
(Cost $5,048,797,338)		7,512,711,913

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)	98,859	10,380,195
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	28,508	324,421

TOTAL CONVERTIBLE PREFERRED STOCKS		10,704,616

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (a)(b)	52,096	4,248,429
TOTAL PREFERRED STOCKS
(Cost $5,478,269)		14,953,045

Equity Funds - 23.8%
Large Growth Funds - 23.8%
Columbia Select Large Cap Growth Fund Class R5	24,673,312	420,186,500
Fidelity Growth Company Fund (c)	9,028,859	1,258,893,829
Fidelity SAI U.S. Quality Index Fund (c)	76,018,681	826,323,061
TOTAL EQUITY FUNDS
(Cost $2,053,584,328)		2,505,403,390
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/29/16 to 11/3/16 (d)
(Cost $18,801,085)	$18,805,000	18,800,880
	Shares	Value

Money Market Funds - 4.5%
AIM Government & Agency Portfolio
(Cost $481,482,544)	481,482,544	481,482,544
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $7,608,143,564)		10,533,351,772
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,189,983
NET ASSETS - 100%		$10,539,541,755

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3,624 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2016	378,309,360	$19,829,948

The face value of futures purchased as a percentage of Net Assets is 3.6%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,883,945 or 0.2% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,398,229.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc.	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
Flipkart Series D	10/4/13	$1,195,447
SurveyMonkey	11/25/14	$2,688,111

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$1,142,743,794	$60,000,000	$--	$--	$1,258,893,829
Fidelity SAI U.S. Quality Index Fund	358,091,164	437,000,000	--	--	826,323,061
Total	$1,500,834,958	$497,000,000	$--	$--	$2,085,216,890

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,364,855,684	$1,347,101,344	$3,125,716	$14,628,624
Consumer Staples	863,720,877	863,720,877	--	--
Energy	71,776,248	71,776,248	--	--
Financials	334,472,036	334,472,036	--	--
Health Care	1,316,492,537	1,316,492,537	--	--
Industrials	613,552,729	613,552,729	--	--
Information Technology	2,598,883,349	2,593,628,028	--	5,255,321
Materials	273,493,746	273,493,746	--	--
Telecommunication Services	80,406,761	80,406,761	--	--
Utilities	10,010,991	10,010,991	--	--
Equity Funds	2,505,403,390	2,505,403,390	--	--
Other Short-Term Investments	18,800,880	--	18,800,880	--
Money Market Funds	481,482,544	481,482,544	--	--
Total Investments in Securities:	$10,533,351,772	$10,491,541,231	$21,926,596	$19,883,945
Derivative Instruments:
Assets
Futures Contracts	$19,829,948	$19,829,948	$--	$--
Total Assets	$19,829,948	$19,829,948	$--	$--
Total Derivative Instruments:	$19,829,948	$19,829,948	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $7,631,808,632. Net unrealized appreciation aggregated $2,901,543,140, of which $3,061,301,588 related to appreciated investment securities and $159,758,448 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

August 31, 2016

MMC-QTLY-1016
1.931548.104

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
Delphi Automotive PLC	1,462	$103,305
Johnson Controls, Inc.	265	11,628
		114,933
Automobiles - 0.2%
General Motors Co.	4,536	144,789
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	267	13,406
Red Rock Resorts, Inc.	1,409	31,759
Royal Caribbean Cruises Ltd.	2,025	143,998
Starbucks Corp.	3,606	202,765
Wyndham Worldwide Corp.	2,494	176,550
Yum! Brands, Inc.	161	14,604
		583,082
Household Durables - 1.0%
D.R. Horton, Inc.	3,779	121,155
Harman International Industries, Inc.	1,202	101,797
Mohawk Industries, Inc. (a)	293	62,345
Newell Brands, Inc.	3,089	163,964
PulteGroup, Inc.	2,577	55,070
Toll Brothers, Inc. (a)	1,566	48,687
		553,018
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	606	466,111
Priceline Group, Inc. (a)	158	223,843
		689,954
Media - 5.7%
Charter Communications, Inc. Class A (a)	1,627	418,456
Comcast Corp. Class A	16,005	1,044,486
DISH Network Corp. Class A (a)	2,019	101,414
Liberty Media Corp. Liberty SiriusXM Class A (a)	4,014	134,509
MSG Network, Inc. Class A (a)	4,080	71,318
The Madison Square Garden Co. (a)	2,154	389,120
The Walt Disney Co.	2,028	191,565
Time Warner, Inc.	9,556	749,286
Twenty-First Century Fox, Inc. Class A	7,491	183,829
Viacom, Inc. Class B (non-vtg.)	808	32,595
		3,316,578
Multiline Retail - 0.3%
Macy's, Inc.	2,002	72,432
Target Corp.	1,277	89,633
		162,065
Specialty Retail - 2.2%
Best Buy Co., Inc.	3,487	134,180
Home Depot, Inc.	1,679	225,187
Lowe's Companies, Inc.	8,096	619,830
TJX Companies, Inc.	3,405	263,683
		1,242,880

TOTAL CONSUMER DISCRETIONARY		6,807,299

CONSUMER STAPLES - 10.8%
Beverages - 5.0%
Anheuser-Busch InBev SA NV ADR	3,983	494,011
Coca-Cola European Partners PLC	12,108	465,553
Constellation Brands, Inc. Class A (sub. vtg.)	669	109,749
Diageo PLC	1,066	29,544
Molson Coors Brewing Co. Class B	3,663	374,798
PepsiCo, Inc.	12,039	1,285,163
The Coca-Cola Co.	2,359	102,451
		2,861,269
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	1,181	191,428
CVS Health Corp.	6,400	597,760
Kroger Co.	12,789	409,120
Walgreens Boots Alliance, Inc.	391	31,558
		1,229,866
Food Products - 1.7%
General Mills, Inc.	1,162	82,293
Kellogg Co.	1,152	94,706
Mead Johnson Nutrition Co. Class A	1,456	123,862
Mondelez International, Inc.	15,032	676,741
		977,602
Household Products - 0.9%
Kimberly-Clark Corp.	1,447	185,303
Procter & Gamble Co.	3,533	308,466
		493,769
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,997
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	130	16,145
Philip Morris International, Inc.	4,740	473,668
Reynolds American, Inc.	3,463	171,661
		661,474

TOTAL CONSUMER STAPLES		6,228,977

ENERGY - 5.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	125	6,141
Schlumberger Ltd.	5,236	413,644
		419,785
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	527	28,179
Apache Corp.	1,097	54,521
Cabot Oil & Gas Corp.	1,156	28,472
Chevron Corp.	3,703	372,448
Concho Resources, Inc. (a)	973	125,712
ConocoPhillips Co.	2,424	99,505
Diamondback Energy, Inc.	1,498	142,685
EOG Resources, Inc.	5,143	455,104
EQT Corp.	3,100	221,650
Exxon Mobil Corp.	2,921	254,536
Imperial Oil Ltd.	1,464	44,666
Kinder Morgan, Inc.	3,972	86,788
Marathon Petroleum Corp.	981	41,702
Occidental Petroleum Corp.	6,395	491,456
Pioneer Natural Resources Co.	1,484	265,710
Suncor Energy, Inc.	3,712	100,655
The Williams Companies, Inc.	3,848	107,513
Valero Energy Corp.	1,202	66,531
		2,987,833

TOTAL ENERGY		3,407,618

FINANCIALS - 14.6%
Banks - 7.7%
Bank of America Corp.	33,726	544,338
Citigroup, Inc.	18,059	862,137
East West Bancorp, Inc.	1,678	62,321
JPMorgan Chase & Co.	8,292	559,710
KeyCorp	8,794	110,453
PNC Financial Services Group, Inc.	435	39,194
Standard Chartered PLC (United Kingdom)	1,612	13,590
SVB Financial Group (a)	571	63,415
U.S. Bancorp	33,088	1,460,835
Wells Fargo & Co.	14,227	722,732
		4,438,725
Capital Markets - 1.8%
BlackRock, Inc. Class A	490	182,677
Charles Schwab Corp.	8,248	259,482
Goldman Sachs Group, Inc.	1,282	217,248
Morgan Stanley	9,657	309,603
State Street Corp.	1,355	95,175
		1,064,185
Consumer Finance - 0.4%
American Express Co.	72	4,722
Discover Financial Services	3,649	218,940
		223,662
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	1,503	226,186
Broadcom Ltd.	3,157	556,958
IntercontinentalExchange, Inc.	556	156,803
McGraw Hill Financial, Inc.	1,339	165,420
		1,105,367
Insurance - 1.3%
American International Group, Inc.	2,725	163,037
Arthur J. Gallagher & Co.	1,626	80,341
Chubb Ltd.	1,418	179,987
Everest Re Group Ltd.	310	59,948
Marsh & McLennan Companies, Inc.	459	31,042
MetLife, Inc.	5,281	229,195
		743,550
Real Estate Investment Trusts - 1.5%
American Tower Corp.	1,122	127,212
AvalonBay Communities, Inc.	896	156,809
Crown Castle International Corp.	3,827	362,685
Kimco Realty Corp.	4,242	127,472
MGM Growth Properties LLC	1,442	36,367
Weyerhaeuser Co.	1,477	47,042
		857,587

TOTAL FINANCIALS		8,433,076

HEALTH CARE - 14.2%
Biotechnology - 2.9%
AbbVie, Inc.	2,388	153,071
Alexion Pharmaceuticals, Inc. (a)	1,451	182,623
Amgen, Inc.	2,409	409,675
Biogen, Inc. (a)	829	253,367
BioMarin Pharmaceutical, Inc. (a)	718	67,413
Celgene Corp. (a)	1,244	132,785
Gilead Sciences, Inc.	3,185	249,640
Intercept Pharmaceuticals, Inc. (a)	100	14,831
Regeneron Pharmaceuticals, Inc. (a)	17	6,673
Vertex Pharmaceuticals, Inc. (a)	1,876	177,301
		1,647,379
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	7,826	328,849
Baxter International, Inc.	6,984	326,362
Becton, Dickinson & Co.	24	4,253
Boston Scientific Corp. (a)	9,949	236,985
Danaher Corp.	6,489	528,269
Medtronic PLC	4,189	364,569
St. Jude Medical, Inc.	646	50,336
Zimmer Biomet Holdings, Inc.	2,317	300,306
		2,139,929
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,466	171,698
Anthem, Inc.	15	1,876
Cigna Corp.	938	120,308
Express Scripts Holding Co. (a)	521	37,877
Humana, Inc.	613	109,549
McKesson Corp.	2,199	405,979
UnitedHealth Group, Inc.	3,256	442,979
		1,290,266
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	854	143,762
Pharmaceuticals - 5.1%
Allergan PLC (a)	1,178	276,288
AstraZeneca PLC sponsored ADR	401	13,157
Bristol-Myers Squibb Co.	3,896	223,591
Eli Lilly & Co.	3,325	258,519
GlaxoSmithKline PLC sponsored ADR	2,588	112,474
Johnson & Johnson	3,565	425,447
Novartis AG sponsored ADR	133	10,476
Pfizer, Inc.	25,790	897,492
Sanofi SA	232	17,903
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,389	69,992
Zoetis, Inc. Class A	12,436	635,480
		2,940,819

TOTAL HEALTH CARE		8,162,155

INDUSTRIALS - 11.5%
Aerospace & Defense - 5.2%
General Dynamics Corp.	3,028	460,922
Honeywell International, Inc.	6,280	732,939
Lockheed Martin Corp.	611	148,455
Northrop Grumman Corp.	2,871	608,853
Raytheon Co.	1,416	198,424
The Boeing Co.	515	66,667
United Technologies Corp.	7,560	804,611
		3,020,871
Air Freight & Logistics - 0.2%
FedEx Corp.	231	38,099
United Parcel Service, Inc. Class B	812	88,687
		126,786
Airlines - 0.5%
Delta Air Lines, Inc.	4,523	166,220
United Continental Holdings, Inc. (a)	1,953	98,451
		264,671
Building Products - 0.5%
Allegion PLC	2,023	144,078
Masco Corp.	3,443	122,158
		266,236
Electrical Equipment - 0.7%
Eaton Corp. PLC	2,602	173,137
Emerson Electric Co.	613	32,293
Fortive Corp.	3,939	207,467
		412,897
Industrial Conglomerates - 1.7%
General Electric Co.	31,117	972,095
Machinery - 0.7%
Caterpillar, Inc.	44	3,606
Deere & Co.	288	24,350
PACCAR, Inc.	1,691	101,189
Snap-On, Inc.	560	85,842
Stanley Black & Decker, Inc.	1,409	174,364
		389,351
Road & Rail - 2.0%
Canadian Pacific Railway Ltd.	3,054	467,741
CSX Corp.	1,723	48,726
Norfolk Southern Corp.	248	23,287
Union Pacific Corp.	6,755	645,305
		1,185,059

TOTAL INDUSTRIALS		6,637,966

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	16,229	510,240
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	10,095	629,019
TE Connectivity Ltd.	2,555	162,421
		791,440
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A	164	129,535
Class C (a)	2,250	1,725,865
eBay, Inc. (a)	7,050	226,728
Facebook, Inc. Class A (a)	5,988	755,207
Velti PLC (a)(b)	976	3
		2,837,338
IT Services - 2.4%
Accenture PLC Class A	2,133	245,295
Cognizant Technology Solutions Corp. Class A (a)	366	21,023
Fidelity National Information Services, Inc.	2,225	176,509
First Data Corp. (c)	1,218	16,955
First Data Corp. Class A (a)	229	3,188
IBM Corp.	1,387	220,367
MasterCard, Inc. Class A	855	82,619
PayPal Holdings, Inc. (a)	492	18,278
Visa, Inc. Class A	7,297	590,327
		1,374,561
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	9,763	610,773
Intel Corp.	5,609	201,307
Lam Research Corp.	2,951	275,387
Linear Technology Corp.	1,627	94,756
Micron Technology, Inc. (a)	3,752	61,870
NXP Semiconductors NV (a)	3,578	314,936
Qualcomm, Inc.	2,369	149,413
Texas Instruments, Inc.	3,379	234,976
Xilinx, Inc.	4,757	257,877
		2,201,295
Software - 3.5%
Adobe Systems, Inc. (a)	2,533	259,151
Electronic Arts, Inc. (a)	1,145	93,008
Microsoft Corp.	23,626	1,357,550
Oracle Corp.	4,928	203,132
Salesforce.com, Inc. (a)	60	4,765
Take-Two Interactive Software, Inc. (a)	1,948	84,680
Workday, Inc. Class A (a)	644	54,605
		2,056,891
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	9,949	1,055,589
EMC Corp.	2,515	72,910
Hewlett Packard Enterprise Co.	1,363	29,277
		1,157,776

TOTAL INFORMATION TECHNOLOGY		10,929,541

MATERIALS - 2.5%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	3,117	216,943
Eastman Chemical Co.	2,583	175,360
LyondellBasell Industries NV Class A	305	24,061
Monsanto Co.	974	103,731
PPG Industries, Inc.	70	7,412
Praxair, Inc.	2,002	244,324
The Dow Chemical Co.	2,907	155,931
The Mosaic Co.	3,604	108,372
		1,036,134
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	2,136	115,835
Sealed Air Corp.	6,282	296,071
		411,906

TOTAL MATERIALS		1,448,040

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	7,342	300,141
Verizon Communications, Inc.	3,816	199,691
		499,832
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	5,811	269,282
Vodafone Group PLC sponsored ADR	6,350	194,628
		463,910

TOTAL TELECOMMUNICATION SERVICES		963,742

UTILITIES - 2.2%
Electric Utilities - 1.8%
Edison International	1,773	128,933
Exelon Corp.	1,317	44,778
ITC Holdings Corp.	5,632	254,679
NextEra Energy, Inc.	3,970	480,132
Xcel Energy, Inc.	2,761	114,195
		1,022,717
Multi-Utilities - 0.4%
CMS Energy Corp.	1,717	72,062
Public Service Enterprise Group, Inc.	2,140	91,506
Sempra Energy	947	99,085
		262,653

TOTAL UTILITIES		1,285,370

TOTAL COMMON STOCKS
(Cost $42,967,318)		54,303,784

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $6,909)	151	5,608

Equity Funds - 0.3%
Sector Funds - 0.3%
iShares NASDAQ Biotechnology Index ETF
(Cost $171,869)	609	171,062

Investment Companies - 0.1%
Investment Companies - 0.1%
VanEck Vectors Semiconductor ETF
(Cost $67,109)	1,206	79,849

U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.31% 9/22/16 to 10/27/16 (d)
(Cost $89,960)	$90,000	89,969

Money Market Funds - 5.8%
	Shares
AIM Government & Agency Portfolio
(Cost $3,335,837)	3,335,837	3,335,837
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $46,639,002)		57,986,109
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(297,926)
NET ASSETS - 100%		$57,688,183

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	2,169,500	$58,600

The face value of futures purchased as a percentage of Net Assets is 3.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,611 or 0.0% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,955 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,969.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,812,907	$6,807,299	$--	$5,608
Consumer Staples	6,228,977	6,199,433	29,544	--
Energy	3,407,618	3,407,618	--	--
Financials	8,433,076	8,433,076	--	--
Health Care	8,162,155	8,144,252	17,903	--
Industrials	6,637,966	6,637,966	--	--
Information Technology	10,929,541	10,929,538	3	--
Materials	1,448,040	1,448,040	--	--
Telecommunication Services	963,742	963,742	--	--
Utilities	1,285,370	1,285,370	--	--
Equity Funds	171,062	171,062	--	--
Investment Companies	79,849	79,849	--	--
Other Short-Term Investments	89,969	--	89,969	--
Money Market Funds	3,335,837	3,335,837	--	--
Total Investments in Securities:	$57,986,109	$57,843,082	$137,419	$5,608
Derivative Instruments:
Assets
Futures Contracts	$58,600	$58,600	$--	$--
Total Assets	$58,600	$58,600	$--	$--
Total Derivative Instruments:	$58,600	$58,600	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $47,087,485. Net unrealized appreciation aggregated $10,898,624, of which $11,539,032 related to appreciated investment securities and $640,408 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

August 31, 2016

MMG-QTLY-1016
1.931559.104

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.8%
Lear Corp.	2,997	$348,521
The Goodyear Tire & Rubber Co.	4,291	125,941
		474,462
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	3,184	118,795
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. unit	4,000	191,200
Darden Restaurants, Inc.	1,899	117,054
Domino's Pizza, Inc.	1,521	227,496
McDonald's Corp.	1,601	185,172
Wyndham Worldwide Corp.	2,131	150,853
Yum! Brands, Inc.	6,165	559,227
		1,431,002
Household Durables - 1.1%
D.R. Horton, Inc.	7,513	240,867
Mohawk Industries, Inc. (a)	563	119,795
Newell Brands, Inc.	4,370	231,960
Whirlpool Corp.	592	105,755
		698,377
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	2,775	2,134,419
Priceline Group, Inc. (a)	135	191,259
		2,325,678
Media - 2.2%
Charter Communications, Inc. Class A (a)	1,070	275,215
Comcast Corp. Class A	10,969	715,837
The Walt Disney Co.	3,799	358,854
		1,349,906
Multiline Retail - 0.4%
Dollar General Corp.	799	58,655
Target Corp.	2,560	179,686
		238,341
Specialty Retail - 2.7%
AutoZone, Inc. (a)	381	282,626
Best Buy Co., Inc.	1,664	64,031
Foot Locker, Inc.	2,598	170,533
Gap, Inc.	5,030	125,096
Home Depot, Inc.	4,086	548,014
Lowe's Companies, Inc.	3,924	300,421
Urban Outfitters, Inc. (a)	4,006	143,615
		1,634,336
Textiles, Apparel & Luxury Goods - 0.7%
Michael Kors Holdings Ltd. (a)	3,744	183,269
NIKE, Inc. Class B	4,022	231,828
		415,097

TOTAL CONSUMER DISCRETIONARY		8,685,994

CONSUMER STAPLES - 9.6%
Beverages - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	1,127	184,884
Molson Coors Brewing Co. Class B	2,142	219,169
Monster Beverage Corp. (a)	3,476	534,922
PepsiCo, Inc.	4,075	435,006
SABMiller PLC sponsored ADR	2,847	164,955
The Coca-Cola Co.	10,136	440,206
		1,979,142
Food & Staples Retailing - 0.9%
CVS Health Corp.	4,596	429,266
Wal-Mart Stores, Inc.	1,795	128,235
		557,501
Food Products - 3.1%
Archer Daniels Midland Co.	4,943	216,306
Bunge Ltd.	2,012	128,567
Campbell Soup Co.	4,240	257,453
Danone SA sponsored ADR	30,141	458,445
Mondelez International, Inc.	3,491	157,165
Pilgrim's Pride Corp.	3,095	71,433
Pinnacle Foods, Inc.	2,760	139,794
The J.M. Smucker Co.	1,069	151,574
Tyson Foods, Inc. Class A	3,929	296,915
		1,877,652
Household Products - 0.7%
Procter & Gamble Co.	4,662	407,039
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,297	204,961
Tobacco - 1.3%
Altria Group, Inc.	3,259	215,387
Philip Morris International, Inc.	1,861	185,970
Reynolds American, Inc.	8,110	402,013
		803,370

TOTAL CONSUMER STAPLES		5,829,665

ENERGY - 0.7%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	3,728	294,512
Oil, Gas & Consumable Fuels - 0.2%
Parsley Energy, Inc. Class A (a)	2,903	98,267

TOTAL ENERGY		392,779

FINANCIALS - 3.3%
Banks - 0.3%
JPMorgan Chase & Co.	2,735	184,613
Capital Markets - 0.6%
Greenhill & Co., Inc.	563	12,915
SEI Investments Co.	7,255	334,456
		347,371
Consumer Finance - 0.4%
American Express Co.	1,678	110,043
Discover Financial Services	2,853	171,180
		281,223
Diversified Financial Services - 0.9%
Broadcom Ltd.	1,669	294,445
FactSet Research Systems, Inc.	1,402	249,598
		544,043
Insurance - 0.4%
MetLife, Inc.	3,074	133,412
Prudential Financial, Inc.	1,428	113,355
		246,767
Real Estate Investment Trusts - 0.6%
Digital Realty Trust, Inc.	1,103	109,296
Equity Lifestyle Properties, Inc.	1,080	83,732
Extra Space Storage, Inc.	2,193	176,646
		369,674
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	2,367	63,530

TOTAL FINANCIALS		2,037,221

HEALTH CARE - 13.2%
Biotechnology - 4.3%
AbbVie, Inc.	3,647	233,773
Alexion Pharmaceuticals, Inc. (a)	671	84,452
Amgen, Inc.	5,113	869,517
Biogen, Inc. (a)	577	176,349
Celgene Corp. (a)	4,466	476,701
Gilead Sciences, Inc.	7,699	603,448
Regeneron Pharmaceuticals, Inc. (a)	442	173,507
		2,617,747
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	943	57,957
Edwards Lifesciences Corp. (a)	3,113	358,493
Hologic, Inc. (a)	5,185	199,208
Steris PLC	952	67,287
Stryker Corp.	972	112,422
The Cooper Companies, Inc.	955	177,554
Varian Medical Systems, Inc. (a)	3,165	304,251
		1,277,172
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,389	162,680
Anthem, Inc.	1,007	125,956
Cardinal Health, Inc.	1,859	148,107
Cigna Corp.	715	91,706
Express Scripts Holding Co. (a)	2,628	191,056
HCA Holdings, Inc. (a)	2,758	208,367
Laboratory Corp. of America Holdings (a)	1,716	234,972
McKesson Corp.	397	73,294
UnitedHealth Group, Inc.	2,662	362,165
		1,598,303
Health Care Technology - 0.5%
Cerner Corp. (a)	4,988	321,926
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	3,463	527,034
Waters Corp. (a)	563	88,566
		615,600
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	1,958	112,370
Eli Lilly & Co.	5,957	463,157
Merck & Co., Inc.	6,475	406,565
Novartis AG sponsored ADR	3,411	268,684
Novo Nordisk A/S Series B sponsored ADR	8,569	400,344
		1,651,120

TOTAL HEALTH CARE		8,081,868

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.9%
General Dynamics Corp.	1,262	192,102
Northrop Grumman Corp.	2,518	533,992
Orbital ATK, Inc.	1,026	77,391
Spirit AeroSystems Holdings, Inc. Class A (a)	1,689	77,390
Textron, Inc.	3,276	133,825
United Technologies Corp.	1,317	140,168
		1,154,868
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	6,994	354,246
FedEx Corp.	532	87,743
United Parcel Service, Inc. Class B	2,986	326,131
		768,120
Airlines - 0.5%
Delta Air Lines, Inc.	5,478	201,317
JetBlue Airways Corp. (a)	4,009	63,944
United Continental Holdings, Inc. (a)	1,476	74,405
		339,666
Building Products - 0.9%
Lennox International, Inc.	444	71,515
Owens Corning	8,523	468,083
		539,598
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	1,160	205,958
Machinery - 0.4%
Ingersoll-Rand PLC	3,325	226,067
Professional Services - 0.1%
Nielsen Holdings PLC	855	45,554
Road & Rail - 0.2%
Union Pacific Corp.	1,527	145,874
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	4,782	172,678

TOTAL INDUSTRIALS		3,598,383

INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	25,430	799,519
Juniper Networks, Inc.	8,145	187,987
		987,506
Internet Software & Services - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,147	597,427
Alphabet, Inc.:
Class A	1,488	1,175,297
Class C (a)	1,441	1,105,319
Dropbox, Inc. (a)(b)	1,441	16,399
eBay, Inc. (a)	6,550	210,648
Facebook, Inc. Class A (a)	17,856	2,251,999
SurveyMonkey (a)(b)	1,159	11,868
		5,368,957
IT Services - 6.3%
Accenture PLC Class A	2,210	254,150
Alliance Data Systems Corp. (a)	885	181,053
Amdocs Ltd.	1,756	105,571
Automatic Data Processing, Inc.	1,174	105,437
Cognizant Technology Solutions Corp. Class A (a)	4,272	245,384
Fiserv, Inc. (a)	2,659	274,010
FleetCor Technologies, Inc. (a)	2,252	369,778
Gartner, Inc. Class A (a)	1,947	177,177
Global Payments, Inc.	4,413	335,167
IBM Corp.	1,161	184,460
MasterCard, Inc. Class A	1,337	129,194
Vantiv, Inc. (a)	6,495	349,041
Visa, Inc. Class A	14,363	1,161,967
		3,872,389
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	799	49,985
Applied Materials, Inc.	11,275	336,446
ARM Holdings PLC sponsored ADR	2,782	184,391
Intel Corp.	8,589	308,259
Lam Research Corp.	2,345	218,835
NVIDIA Corp.	3,854	236,404
Qualcomm, Inc.	7,885	497,307
Texas Instruments, Inc.	1,395	97,008
		1,928,635
Software - 6.3%
Activision Blizzard, Inc.	3,150	130,316
Adobe Systems, Inc. (a)	1,726	176,587
Autodesk, Inc. (a)	4,988	336,191
Electronic Arts, Inc. (a)	6,896	560,162
Intuit, Inc.	2,291	255,332
Microsoft Corp.	24,545	1,410,356
Oracle Corp.	14,813	610,592
Synopsys, Inc. (a)	3,420	202,772
Take-Two Interactive Software, Inc. (a)	2,985	129,758
		3,812,066
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	14,354	1,522,959
NCR Corp. (a)	3,937	133,267
		1,656,226

TOTAL INFORMATION TECHNOLOGY		17,625,779

MATERIALS - 2.3%
Chemicals - 1.7%
LyondellBasell Industries NV Class A	5,561	438,707
Monsanto Co.	2,403	255,920
PPG Industries, Inc.	1,387	146,856
Sherwin-Williams Co.	738	209,378
		1,050,861
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	5,595	100,318
Metals & Mining - 0.4%
Steel Dynamics, Inc.	8,891	218,896

TOTAL MATERIALS		1,370,075

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	5,044	206,199
Verizon Communications, Inc.	8,942	467,935
		674,134
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	7,153	86,337
TOTAL COMMON STOCKS
(Cost $35,766,508)		48,382,235

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	144	1,639
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (a)(b)	365	29,766
TOTAL PREFERRED STOCKS
(Cost $9,679)		31,405

Equity Funds - 10.1%
Large Growth Funds - 10.1%
Fidelity Blue Chip Growth Fund(c)	44,517	3,116,173
Fidelity SAI U.S. Quality Index Fund (c)	280,469	3,048,699
TOTAL EQUITY FUNDS
(Cost $5,797,898)		6,164,872
	Principal Amount

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.29% 9/1/16 to 9/29/16 (d)
(Cost $469,912)	$470,000	469,902
	Shares

Money Market Funds - 9.8%
AIM Government & Agency Portfolio 0.29%(e)
(Cost $5,993,431)	5,993,431	5,993,431
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $48,037,428)		61,041,845
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,306)
NET ASSETS - 100%		$61,029,539

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2016	5,532,670	$290,008

The face value of futures purchased as a percentage of Net Assets is 9.1%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,672 or 0.1% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $255,946.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
Flipkart Series D	10/4/13	$8,376
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$--	$2,905,900	$--	$--	$3,116,173
Fidelity SAI U.S. Quality Index Fund	--	2,892,000	--	--	3,048,699
Total	$--	$5,797,900	$--	$--	$6,164,872

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,715,760	$8,685,994	$--	$29,766
Consumer Staples	5,829,665	5,829,665	--	--
Energy	392,779	392,779	--	--
Financials	2,037,221	2,037,221	--	--
Health Care	8,081,868	8,081,868	--	--
Industrials	3,598,383	3,598,383	--	--
Information Technology	17,627,418	17,597,512	--	29,906
Materials	1,370,075	1,370,075	--	--
Telecommunication Services	674,134	674,134	--	--
Utilities	86,337	86,337	--	--
Equity Funds	6,164,872	6,164,872	--	--
Other Short-Term Investments	469,902	--	469,902	--
Money Market Funds	5,993,431	5,993,431	--	--
Total Investments in Securities:	$61,041,845	$60,512,271	$469,902	$59,672
Derivative Instruments:
Assets
Futures Contracts	$290,008	$290,008	$--	$--
Total Assets	$290,008	$290,008	$--	$--
Total Derivative Instruments:	$290,008	$290,008	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $48,196,608. Net unrealized appreciation aggregated $12,845,237, of which $13,547,317 related to appreciated investment securities and $702,080 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

August 31, 2016

MMV-QTLY-1016
1.931580.104

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.0%
Autoliv, Inc.	300	$31,854
Delphi Automotive PLC	220	15,545
Gentex Corp.	230	4,092
Johnson Controls, Inc.	300	13,164
Lear Corp.	560	65,122
The Goodyear Tire & Rubber Co.	1,200	35,220
		164,997
Automobiles - 1.4%
Ford Motor Co.	7,000	88,200
General Motors Co.	3,110	99,271
Harley-Davidson, Inc.	640	33,728
		221,199
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	21,484
Carnival Corp. unit	450	21,510
Darden Restaurants, Inc.	100	6,164
Hyatt Hotels Corp. Class A (a)	30	1,604
Wyndham Worldwide Corp.	590	41,766
		92,528
Household Durables - 1.1%
Garmin Ltd.	90	4,417
Lennar Corp. Class A	2,040	96,492
Mohawk Industries, Inc. (a)	30	6,383
PulteGroup, Inc.	270	5,770
Whirlpool Corp.	360	64,310
		177,372
Leisure Products - 0.0%
Brunswick Corp.	70	3,219
Media - 2.9%
CBS Corp. Class B	320	16,330
Cinemark Holdings, Inc.	90	3,479
Comcast Corp. Class A	1,010	65,913
Discovery Communications, Inc. Class A (a)	120	3,061
Gannett Co., Inc.	600	7,158
Interpublic Group of Companies, Inc.	310	7,173
News Corp. Class A	280	3,937
Omnicom Group, Inc.	190	16,365
Scripps Networks Interactive, Inc. Class A	70	4,436
Tegna, Inc.	1,200	24,312
The Walt Disney Co.	790	74,623
Time Warner, Inc.	2,230	174,854
Twenty-First Century Fox, Inc. Class A	880	21,595
Viacom, Inc. Class B (non-vtg.)	1,170	47,198
		470,434
Multiline Retail - 1.0%
Dillard's, Inc. Class A	300	18,072
Dollar General Corp.	110	8,075
Kohl's Corp.	940	41,717
Macy's, Inc.	620	22,432
Target Corp.	870	61,065
		151,361
Specialty Retail - 1.1%
Best Buy Co., Inc.	1,260	48,485
Dick's Sporting Goods, Inc.	70	4,102
Foot Locker, Inc.	50	3,282
Gap, Inc.	310	7,710
Home Depot, Inc.	790	105,955
Michaels Companies, Inc. (a)	160	3,834
Penske Automotive Group, Inc.	200	9,060
		182,428
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	180	4,777
Michael Kors Holdings Ltd. (a)	90	4,406
PVH Corp.	60	6,466
Ralph Lauren Corp.	50	5,181
		20,830

TOTAL CONSUMER DISCRETIONARY		1,484,368

CONSUMER STAPLES - 5.5%
Beverages - 0.4%
Diageo PLC sponsored ADR	610	68,613
Food & Staples Retailing - 2.0%
Kroger Co.	1,540	49,265
Wal-Mart Stores, Inc.	2,420	172,885
Walgreens Boots Alliance, Inc.	1,160	93,624
		315,774
Food Products - 2.3%
Archer Daniels Midland Co.	3,210	140,470
Bunge Ltd.	560	35,784
Ingredion, Inc.	350	47,936
Mondelez International, Inc.	1,650	74,283
Pilgrim's Pride Corp.	200	4,616
Tyson Foods, Inc. Class A	1,000	75,570
		378,659
Personal Products - 0.8%
Coty, Inc. Class A	1,570	42,312
Herbalife Ltd. (a)	60	3,645
Unilever NV (NY Reg.)	1,750	80,693
		126,650

TOTAL CONSUMER STAPLES		889,696

ENERGY - 7.7%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	230	11,300
Ensco PLC Class A	700	5,313
Halliburton Co.	1,290	55,483
Helmerich & Payne, Inc.	80	4,837
National Oilwell Varco, Inc.	180	6,037
Noble Corp.	700	4,032
Parker Drilling Co. (a)	2,100	4,515
		91,517
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	2,560	257,485
Exxon Mobil Corp.	4,890	426,115
Hess Corp.	400	21,720
HollyFrontier Corp.	400	10,352
Marathon Petroleum Corp.	1,600	68,016
Murphy Oil Corp.	130	3,474
Occidental Petroleum Corp.	590	45,342
Phillips 66 Co.	2,050	160,823
Pioneer Natural Resources Co.	340	60,877
Ship Finance International Ltd. (NY Shares)	1,800	27,162
Valero Energy Corp.	1,400	77,490
		1,158,856

TOTAL ENERGY		1,250,373

FINANCIALS - 25.1%
Banks - 12.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	7,765	48,298
Bank of America Corp.	20,270	327,158
BB&T Corp.	1,000	38,500
BOK Financial Corp.	700	48,349
Citigroup, Inc.	4,980	237,745
Citizens Financial Group, Inc.	410	10,156
Comerica, Inc.	140	6,621
Commerce Bancshares, Inc.	78	3,953
Cullen/Frost Bankers, Inc.	680	49,572
East West Bancorp, Inc.	110	4,085
Fifth Third Bancorp	2,240	45,158
First Republic Bank	1,150	88,504
Huntington Bancshares, Inc.	3,320	33,233
Investors Bancorp, Inc.	260	3,185
JPMorgan Chase & Co.	6,420	433,350
KeyCorp	1,900	23,864
M&T Bank Corp.	530	62,715
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	11,250	61,988
Peoples United Financial, Inc.	200	3,250
PNC Financial Services Group, Inc.	1,200	108,120
Regions Financial Corp.	6,340	63,210
SunTrust Banks, Inc.	1,800	79,326
Synovus Financial Corp.	100	3,308
U.S. Bancorp	1,330	58,720
Wells Fargo & Co.	4,860	246,888
		2,089,256
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,325	133,931
Bank of New York Mellon Corp.	850	35,420
BlackRock, Inc. Class A	130	48,465
E*TRADE Financial Corp. (a)	210	5,540
Eaton Vance Corp. (non-vtg.)	90	3,603
Franklin Resources, Inc.	250	9,125
Goldman Sachs Group, Inc.	490	83,035
Invesco Ltd.	330	10,293
Morgan Stanley	1,250	40,075
Northern Trust Corp.	180	12,706
Raymond James Financial, Inc.	110	6,399
State Street Corp.	1,010	70,942
T. Rowe Price Group, Inc.	200	13,908
		473,442
Consumer Finance - 1.7%
Ally Financial, Inc.	360	7,214
American Express Co.	800	52,464
Capital One Financial Corp.	1,310	93,796
Credit Acceptance Corp. (a)	10	1,997
Discover Financial Services	1,360	81,600
Navient Corp.	1,350	19,413
Synchrony Financial	643	17,895
		274,379
Diversified Financial Services - 0.1%
Leucadia National Corp.	280	5,362
The NASDAQ OMX Group, Inc.	130	9,257
		14,619
Insurance - 6.7%
AFLAC, Inc.	1,020	75,664
Alleghany Corp. (a)	20	10,724
Allstate Corp.	1,330	91,717
American Financial Group, Inc.	660	49,599
American International Group, Inc.	1,100	65,813
Arch Capital Group Ltd. (a)	100	8,094
Assurant, Inc.	460	41,193
Axis Capital Holdings Ltd.	680	38,672
Chubb Ltd.	610	77,427
Cincinnati Financial Corp.	130	10,024
Everest Re Group Ltd.	240	46,411
FNF Group	210	7,915
Hartford Financial Services Group, Inc.	1,710	70,230
Lincoln National Corp.	1,200	57,636
Loews Corp.	270	11,302
Markel Corp. (a)	10	9,311
MetLife, Inc.	1,650	71,610
Old Republic International Corp.	100	1,923
Principal Financial Group, Inc.	230	11,286
Progressive Corp.	450	14,652
Prudential Financial, Inc.	1,040	82,555
Reinsurance Group of America, Inc.	60	6,439
RenaissanceRe Holdings Ltd.	30	3,591
The Travelers Companies, Inc.	1,260	149,575
Torchmark Corp.	270	17,464
Unum Group	1,190	42,376
Validus Holdings Ltd.	20	1,016
W.R. Berkley Corp.	100	5,937
		1,080,156
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	3,600	38,556
Hospitality Properties Trust (SBI)	1,100	33,539
Mack-Cali Realty Corp.	1,000	27,760
		99,855
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,200	30,162

TOTAL FINANCIALS		4,061,869

HEALTH CARE - 15.4%
Biotechnology - 3.4%
AbbVie, Inc.	2,630	168,583
Amgen, Inc.	1,570	266,994
Biogen, Inc. (a)	170	51,957
Gilead Sciences, Inc.	300	23,514
United Therapeutics Corp. (a)	260	31,793
		542,841
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	2,100	98,133
Danaher Corp.	900	73,269
Medtronic PLC	1,240	107,917
		279,319
Health Care Providers & Services - 3.2%
Aetna, Inc.	700	81,984
Anthem, Inc.	730	91,308
Cardinal Health, Inc.	650	51,786
Cigna Corp.	500	64,130
DaVita HealthCare Partners, Inc. (a)	60	3,878
Express Scripts Holding Co. (a)	890	64,703
HCA Holdings, Inc. (a)	810	61,196
McKesson Corp.	170	31,385
MEDNAX, Inc. (a)	70	4,604
Quest Diagnostics, Inc.	710	58,802
Universal Health Services, Inc. Class B	70	8,437
		522,213
Pharmaceuticals - 7.1%
Johnson & Johnson	4,020	479,733
Mallinckrodt PLC (a)	80	5,963
Merck & Co., Inc.	3,480	218,509
Novartis AG sponsored ADR	1,040	81,921
Pfizer, Inc.	10,200	354,960
		1,141,086

TOTAL HEALTH CARE		2,485,459

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.3%
BE Aerospace, Inc.	80	4,044
General Dynamics Corp.	870	132,431
Honeywell International, Inc.	590	68,859
Huntington Ingalls Industries, Inc.	40	6,607
L-3 Communications Holdings, Inc.	60	8,929
Northrop Grumman Corp.	230	48,776
Orbital ATK, Inc.	50	3,772
Raytheon Co.	200	28,026
Rockwell Collins, Inc.	110	9,206
Spirit AeroSystems Holdings, Inc. Class A (a)	110	5,040
Textron, Inc.	210	8,579
The Boeing Co.	810	104,855
Triumph Group, Inc.	700	22,302
United Technologies Corp.	680	72,372
		523,798
Air Freight & Logistics - 0.5%
FedEx Corp.	300	49,479
United Parcel Service, Inc. Class B	290	31,674
		81,153
Airlines - 0.5%
Delta Air Lines, Inc.	600	22,050
Southwest Airlines Co.	500	18,440
United Continental Holdings, Inc. (a)	700	35,287
		75,777
Building Products - 0.0%
Owens Corning	90	4,943
Commercial Services & Supplies - 0.5%
Deluxe Corp.	700	47,719
Pitney Bowes, Inc.	150	2,814
R.R. Donnelley & Sons Co.	1,500	25,650
		76,183
Construction & Engineering - 0.3%
Fluor Corp.	910	47,229
Jacobs Engineering Group, Inc. (a)	100	5,269
		52,498
Electrical Equipment - 0.4%
Eaton Corp. PLC	360	23,954
Emerson Electric Co.	500	26,340
Hubbell, Inc. Class B	40	4,332
Rockwell Automation, Inc.	100	11,593
		66,219
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	50	5,243
Machinery - 2.5%
AGCO Corp.	570	27,668
Cummins, Inc.	130	16,329
Deere & Co.	830	70,177
Flowserve Corp.	100	4,837
Illinois Tool Works, Inc.	730	86,761
Ingersoll-Rand PLC	200	13,598
Lincoln Electric Holdings, Inc.	60	3,814
Oshkosh Corp.	1,400	75,502
PACCAR, Inc.	270	16,157
Parker Hannifin Corp.	120	14,704
Pentair PLC	140	8,967
Snap-On, Inc.	50	7,665
Stanley Black & Decker, Inc.	120	14,850
Timken Co.	200	6,774
Trinity Industries, Inc.	1,200	29,304
		397,107
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,753
Road & Rail - 0.7%
AMERCO	20	6,874
CSX Corp.	750	21,210
Norfolk Southern Corp.	230	21,597
Old Dominion Freight Lines, Inc. (a)	40	2,845
Union Pacific Corp.	650	62,095
		114,621
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	30,310
United Rentals, Inc. (a)	70	5,762
W.W. Grainger, Inc.	50	11,533
		47,605

TOTAL INDUSTRIALS		1,447,900

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	3,400	30,532
Cisco Systems, Inc.	8,200	257,808
Harris Corp.	200	18,596
		306,936
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	80	5,266
Avnet, Inc.	160	6,669
CDW Corp.	130	5,805
Corning, Inc.	2,980	67,616
Flextronics International Ltd. (a)	2,800	37,072
Jabil Circuit, Inc.	150	3,179
TE Connectivity Ltd.	600	38,142
Tech Data Corp. (a)	600	44,544
Vishay Intertechnology, Inc.	1,300	18,408
		226,701
IT Services - 1.7%
Computer Sciences Corp.	120	5,645
DST Systems, Inc.	10	1,215
IBM Corp.	1,050	166,824
PayPal Holdings, Inc. (a)	1,310	48,667
Syntel, Inc. (a)	60	2,770
Teradata Corp. (a)	50	1,587
The Western Union Co.	380	8,178
Xerox Corp.	4,580	45,113
		279,999
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	7,260	260,561
Lam Research Corp.	100	9,332
Microchip Technology, Inc.	1,600	99,056
Micron Technology, Inc. (a)	500	8,245
Qorvo, Inc. (a)	60	3,446
Qualcomm, Inc.	1,420	89,559
Skyworks Solutions, Inc.	70	5,240
Texas Instruments, Inc.	1,320	91,793
		567,232
Software - 2.6%
Adobe Systems, Inc. (a)	1,030	105,379
CA Technologies, Inc.	330	11,190
Microsoft Corp.	1,770	101,704
Oracle Corp.	4,730	194,971
Symantec Corp.	600	14,478
		427,722
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	2,790	296,019
EMC Corp.	3,750	108,713
Hewlett Packard Enterprise Co.	1,900	40,812
HP, Inc.	1,900	27,303
NCR Corp. (a)	1,400	47,390
Seagate Technology LLC	900	30,366
Western Digital Corp.	900	42,003
		592,606

TOTAL INFORMATION TECHNOLOGY		2,401,196

MATERIALS - 3.8%
Chemicals - 2.6%
Ashland, Inc.	50	5,854
Celanese Corp. Class A	120	7,732
CF Industries Holdings, Inc.	700	18,200
Eastman Chemical Co.	520	35,303
Huntsman Corp.	1,500	25,935
LyondellBasell Industries NV Class A	1,120	88,357
PPG Industries, Inc.	940	99,527
RPM International, Inc.	100	5,453
The Dow Chemical Co.	2,270	121,763
The Mosaic Co.	140	4,210
The Scotts Miracle-Gro Co. Class A	50	4,140
		416,474
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	470	86,024
Containers & Packaging - 0.5%
Bemis Co., Inc.	80	4,208
Crown Holdings, Inc. (a)	110	5,965
Graphic Packaging Holding Co.	260	3,728
International Paper Co.	320	15,517
Packaging Corp. of America	570	44,819
Sonoco Products Co.	80	4,123
WestRock Co.	111	5,317
		83,677
Metals & Mining - 0.1%
Nucor Corp.	250	12,128
Reliance Steel & Aluminum Co.	60	4,325
		16,453
Paper & Forest Products - 0.1%
Domtar Corp.	500	18,660

TOTAL MATERIALS		621,288

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	4,400	179,872
CenturyLink, Inc.	420	11,676
Verizon Communications, Inc.	4,760	249,091
		440,639
UTILITIES - 3.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	780	50,365
Duke Energy Corp.	530	42,220
Edison International	250	18,180
Entergy Corp.	740	57,868
Eversource Energy	250	13,493
Exelon Corp.	1,200	40,800
FirstEnergy Corp.	1,100	36,003
Great Plains Energy, Inc.	120	3,259
OGE Energy Corp.	160	4,981
Pinnacle West Capital Corp.	90	6,754
Xcel Energy, Inc.	380	15,717
		289,640
Gas Utilities - 0.3%
National Fuel Gas Co.	950	54,207
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	280	3,494
The AES Corp.	4,950	59,747
		63,241
Multi-Utilities - 0.7%
Ameren Corp.	190	9,390
DTE Energy Co.	90	8,361
Public Service Enterprise Group, Inc.	2,190	93,644
SCANA Corp.	60	4,239
		115,634

TOTAL UTILITIES		522,722

TOTAL COMMON STOCKS
(Cost $11,909,337)		15,605,510

U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.33% 9/1/16 to 12/1/16 (b)
(Cost $29,987)	$30,000	29,987

Money Market Funds - 3.4%
	Shares
AIM Government & Agency Portfolio	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)	545,903	545,903
TOTAL MONEY MARKET FUNDS
(Cost $545,913)		545,913
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,485,237)		16,181,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		864
NET ASSETS - 100%		$16,182,274

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2016	313,200	$7,155

The face value of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,995.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,484,368	$1,484,368	$--	$--
Consumer Staples	889,696	889,696	--	--
Energy	1,250,373	1,250,373	--	--
Financials	4,061,869	4,061,869	--	--
Health Care	2,485,459	2,485,459	--	--
Industrials	1,447,900	1,447,900	--	--
Information Technology	2,401,196	2,401,196	--	--
Materials	621,288	621,288	--	--
Telecommunication Services	440,639	440,639	--	--
Utilities	522,722	522,722	--	--
Other Short-Term Investments and Net Other Assets	29,987	--	29,987	--
Money Market Funds	545,913	545,913	--	--
Total Investments in Securities:	$16,181,410	$16,151,423	$29,987	$--
Derivative Instruments:
Assets
Futures Contracts	$7,155	$7,155	$--	$--
Total Assets	$7,155	$7,155	$--	$--
Total Derivative Instruments:	$7,155	$7,155	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $12,515,851. Net unrealized appreciation aggregated $3,665,559, of which $3,965,426 related to appreciated investment securities and $299,867 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2016

ASD-QTLY-1016
1.934463.104

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$1,450,000	$1,501,231
Automobiles - 0.9%
American Honda Finance Corp. 1.636% 2/22/19 (a)	8,351,000	8,456,356
Daimler Finance North America LLC:
0.9858% 3/2/17 (a)(b)	5,000,000	4,999,835
1.0965% 8/1/17 (a)(b)	5,000,000	4,997,290
1.125% 3/10/17 (b)	1,825,000	1,824,489
1.2513% 5/18/18 (a)(b)	5,000,000	4,972,450
1.6165% 8/1/18 (a)(b)	1,060,000	1,062,052
General Motors Financial Co., Inc.:
2.0246% 4/10/18 (a)	5,000,000	5,015,885
3.1% 1/15/19	630,000	642,398
3.15% 1/15/20	1,400,000	1,429,424
4.75% 8/15/17	1,375,000	1,416,517
Hyundai Capital Services, Inc. 3.5% 9/13/17 (b)	605,000	617,533
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (b)	1,375,000	1,383,078
Volkswagen Group of America Finance LLC:
1.1871% 5/23/17 (a)(b)	15,000,000	14,965,950
1.25% 5/23/17 (b)	1,180,000	1,177,636
Volkswagen International Finance NV 1.2413% 11/18/16 (a)(b)	10,000,000	9,998,610
		62,959,503
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (b)	550,000	578,440
ERAC U.S.A. Finance LLC:
2.75% 3/15/17 (b)	520,000	523,888
2.8% 11/1/18 (b)	115,000	117,590
		1,219,918
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc. 2.6% 5/15/18	805,000	809,229
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,274,000
McDonald's Corp. 5.8% 10/15/17	10,000,000	10,507,630
Wyndham Worldwide Corp. 2.95% 3/1/17	375,000	377,100
		12,967,959
Household Durables - 0.1%
Newell Brands, Inc.:
2.05% 12/1/17	1,580,000	1,593,239
2.15% 10/15/18	1,030,000	1,042,908
2.6% 3/29/19	1,630,000	1,667,376
Whirlpool Corp.:
1.35% 3/1/17	1,850,000	1,852,133
1.65% 11/1/17	450,000	451,604
		6,607,260
Internet & Catalog Retail - 0.0%
JD.com, Inc. 3.125% 4/29/21	2,755,000	2,757,474
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	860,000	899,385
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,847,853
NBCUniversal Enterprise, Inc. 1.3651% 4/15/18 (a)(b)	15,315,000	15,441,808
Thomson Reuters Corp. 1.3% 2/23/17	710,000	711,081
Time Warner Cable, Inc.:
5.85% 5/1/17	1,110,000	1,142,194
6.75% 7/1/18	539,000	587,378
8.25% 4/1/19	1,390,000	1,606,374
		22,236,073
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,330,000	1,361,892
Specialty Retail - 0.2%
AutoZone, Inc.:
1.3% 1/13/17	850,000	850,966
1.625% 4/21/19	145,000	145,324
Home Depot, Inc. 1.0225% 9/15/17 (a)	10,000,000	10,030,800
Lowe's Companies, Inc. 1.2556% 9/14/18 (a)	330,000	332,945
		11,360,035
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (b)	1,120,000	1,101,537

TOTAL CONSUMER DISCRETIONARY		124,072,882

CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
0.9235% 1/27/17 (a)	10,000,000	10,002,930
1.9% 2/1/19	2,170,000	2,192,557
Heineken NV 1.4% 10/1/17 (b)	795,000	796,657
PepsiCo, Inc.:
1% 10/13/17	865,000	865,058
1.401% 2/22/19 (a)	20,000,000	20,126,840
SABMiller Holdings, Inc. 1.4465% 8/1/18 (a)(b)	6,000,000	5,999,052
		39,983,094
Food & Staples Retailing - 0.4%
CVS Health Corp.:
1.2% 12/5/16	610,000	610,360
1.9% 7/20/18	11,033,000	11,168,728
Kroger Co.:
1.2% 10/17/16	450,000	449,978
1.2091% 10/17/16 (a)	10,000,000	10,002,660
6.4% 8/15/17	3,400,000	3,564,965
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	3,242,000	3,260,953
		29,057,644
Food Products - 0.1%
Bunge Ltd. Finance Corp.:
3.2% 6/15/17	2,260,000	2,291,050
3.5% 11/24/20	520,000	541,212
General Mills, Inc. 5.7% 2/15/17	5,000,000	5,103,410
Mead Johnson Nutrition Co. 3% 11/15/20	295,000	307,833
Tyson Foods, Inc. 2.65% 8/15/19	715,000	733,377
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	270,000	270,200
		9,247,082
Tobacco - 0.3%
BAT International Finance PLC 1.1625% 6/15/18 (a)(b)	15,000,000	15,042,345
Imperial Tobacco Finance PLC 2.05% 2/11/18 (b)	2,365,000	2,378,551
Philip Morris International, Inc. 1.25% 8/11/17	5,796,000	5,806,068
Reynolds American, Inc.:
2.3% 6/12/18	780,000	792,243
8.125% 6/23/19	360,000	422,628
		24,441,835

TOTAL CONSUMER STAPLES		102,729,655

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Cameron International Corp.:
1.15% 12/15/16	215,000	214,809
1.4% 6/15/17	670,000	670,764
Korea National Oil Corp. 4% 10/27/16 (b)	515,000	517,094
Nabors Industries, Inc. 2.35% 9/15/16	370,000	370,036
Rowan Companies, Inc. 5% 9/1/17	370,000	373,700
Transocean, Inc. 5.55% 12/15/16 (a)	410,000	413,075
		2,559,478
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	1,700,000	1,778,226
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,485,000	1,487,851
BP Capital Markets PLC 1.1565% 2/10/17 (a)	12,747,000	12,753,832
Canadian Natural Resources Ltd. 5.7% 5/15/17	1,335,000	1,374,631
Chevron Corp. 1.3183% 5/16/18 (a)	10,000,000	10,046,810
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	1,325,000	1,332,710
3.125% 1/20/20 (Reg. S)	1,740,000	1,789,700
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	550,000	550,727
Columbia Pipeline Group, Inc. 2.45% 6/1/18	460,000	462,205
ConocoPhillips Co.:
1.05% 12/15/17	750,000	746,091
5.2% 5/15/18	145,000	153,881
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,404,713
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (b)	370,000	370,463
Enbridge Energy Partners LP 5.875% 12/15/16	1,056,000	1,067,659
Enbridge, Inc.:
1.1358% 6/2/17 (a)	2,341,000	2,320,418
1.2961% 10/1/16 (a)	6,820,000	6,811,761
Energy Transfer Partners LP:
6.125% 2/15/17	960,000	979,315
6.7% 7/1/18	275,000	294,728
Enterprise Products Operating LP 2.55% 10/15/19	385,000	394,283
Exxon Mobil Corp.:
1.0501% 3/6/22 (a)	2,475,000	2,457,809
1.305% 3/6/18	1,740,000	1,744,907
1.4531% 3/1/19 (a)	20,000,000	20,200,920
Hess Corp. 1.3% 6/15/17	645,000	640,173
Kinder Morgan Energy Partners LP:
5.95% 2/15/18	455,000	480,094
6% 2/1/17	343,000	348,935
Marathon Oil Corp. 6% 10/1/17	815,000	842,612
Murphy Oil Corp. 3.5% 12/1/17 (a)	2,060,000	2,093,514
ONEOK Partners LP 3.2% 9/15/18	95,000	96,623
Origin Energy Finance Ltd. 3.5% 10/9/18 (b)	1,300,000	1,318,165
Panhandle Eastern Pipe Line Co. LP 6.2% 11/1/17	110,000	113,625
Petroleos Mexicanos:
3.125% 1/23/19	195,000	197,535
3.5% 7/18/18	625,000	639,125
3.5% 7/23/20	410,000	415,125
Schlumberger Investment SA 1.25% 8/1/17 (b)	10,000,000	10,002,500
Shell International Finance BV 1.1265% 5/10/17 (a)	10,000,000	10,013,700
TransCanada PipeLines Ltd.:
1.4571% 1/12/18 (a)	3,000,000	2,988,696
1.625% 11/9/17	1,573,000	1,577,184
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	1,060,000	1,083,727
		103,374,973

TOTAL ENERGY		105,934,451

FINANCIALS - 10.0%
Banks - 6.8%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	11,550,000	11,774,243
Australia & New Zealand Banking Group Ltd. 1.377% 5/15/18 (a)	7,330,000	7,347,497
Bank of America Corp.:
1.4354% 8/25/17 (a)	9,865,000	9,876,305
1.7% 8/25/17	1,645,000	1,650,170
2% 1/11/18	715,000	719,319
2.625% 4/19/21	1,130,000	1,152,167
5.65% 5/1/18	425,000	452,308
Bank of America NA:
1.1301% 6/5/17 (a)	6,161,000	6,166,650
1.287% 11/14/16 (a)	11,845,000	11,855,447
Bank of Nova Scotia:
1.0761% 12/13/16 (a)	4,990,000	4,994,366
1.3% 7/21/17	5,687,000	5,693,785
1.5101% 1/15/19 (a)	5,000,000	5,016,460
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.9707% 9/8/17 (a)(b)	5,880,000	5,860,878
1.068% 3/10/17 (a)(b)	2,820,000	2,823,187
1.55% 9/9/16 (b)	1,690,000	1,690,051
1.6756% 9/14/18 (a)(b)	5,000,000	5,035,830
Banque Federative du Credit Mutuel SA:
1.5456% 1/20/17 (a)(b)	2,000,000	2,004,640
1.7% 1/20/17 (b)	1,415,000	1,417,231
2.5% 10/29/18 (b)	1,405,000	1,430,877
Barclays Bank PLC:
5% 9/22/16	15,765,000	15,795,206
6.05% 12/4/17 (b)	1,340,000	1,406,602
BB&T Corp. 1.5125% 6/15/18 (a)	6,575,000	6,626,745
BNP Paribas 2.375% 9/14/17	4,064,000	4,104,250
BNP Paribas SA 1.2461% 12/12/16 (a)	6,623,000	6,631,676
BPCE SA:
1.625% 2/10/17	310,000	310,439
1.6565% 2/10/17 (a)	2,000,000	2,003,766
2.5% 12/10/18	1,410,000	1,436,136
Canadian Imperial Bank of Commerce 1.3534% 9/6/19 (a)	10,000,000	10,005,280
Capital One NA 1.4576% 2/5/18 (a)	5,000,000	4,991,725
Citigroup, Inc.:
1.4235% 4/27/18 (a)	5,000,000	5,013,295
1.5254% 11/24/17 (a)	15,000,000	15,039,015
1.5422% 12/7/18 (a)	10,000,000	10,040,840
1.55% 8/14/17	1,300,000	1,301,973
1.5866% 6/7/19 (a)	5,000,000	5,030,980
1.7% 4/27/18	565,000	565,642
1.8% 2/5/18	1,205,000	1,209,385
1.85% 11/24/17	870,000	873,738
2.05% 6/7/19	510,000	513,843
Citizens Bank NA 2.55% 5/13/21	520,000	529,183
Commonwealth Bank of Australia:
1.0156% 3/13/17 (a)(b)	5,000,000	5,003,290
1.5491% 11/2/18 (a)(b)	10,000,000	10,063,990
1.75% 11/2/18	2,126,000	2,136,162
Credit Agricole SA 1.5034% 10/3/16 (a)(b)	5,000,000	5,002,615
Credit Suisse New York Branch:
1.3154% 5/26/17 (a)	15,000,000	15,009,750
1.375% 5/26/17	2,010,000	2,011,692
Discover Bank:
2% 2/21/18	340,000	341,341
7% 4/15/20	1,360,000	1,543,486
DNB Bank ASA 3.2% 4/3/17 (b)	1,710,000	1,728,588
Fifth Third Bank:
1.15% 11/18/16	8,180,000	8,183,084
1.3113% 11/18/16 (a)	7,500,000	7,503,353
1.721% 8/20/18 (a)	5,000,000	5,030,760
HSBC Bank PLC 1.457% 5/15/18 (a)(b)	1,365,000	1,362,422
HSBC U.S.A., Inc.:
1.1313% 3/3/17 (a)	5,000,000	5,000,000
1.157% 11/13/17 (a)	5,000,000	4,982,820
1.625% 1/16/18	1,260,000	1,260,160
Huntington National Bank 2.2% 11/6/18	770,000	778,155
ING Bank NV 3.75% 3/7/17 (b)	8,430,000	8,534,094
JPMorgan Chase & Co.:
1.2513% 11/18/16 (a)	17,000,000	17,015,589
1.6145% 1/25/18 (a)	19,350,000	19,481,580
2% 8/15/17	2,510,000	2,529,641
KeyBank NA 1.3154% 11/25/16 (a)	5,800,000	5,803,590
Lloyds Bank PLC 1.7016% 1/22/19 (a)	5,000,000	5,021,870
Manufacturers & Traders Trust Co. 1.0145% 7/25/17 (a)	10,000,000	10,002,560
Mizuho Bank Ltd.:
1.0901% 9/25/17 (a)(b)	7,000,000	6,984,229
1.7% 9/25/17 (b)	950,000	951,831
1.8856% 10/20/18 (a)(b)	5,000,000	5,029,180
2.15% 10/20/18 (b)	690,000	696,285
MUFG Americas Holdings Corp. 1.3624% 2/9/18 (a)	9,000,000	8,967,312
National Bank of Canada 1.45% 11/7/17	2,090,000	2,093,260
Nordea Bank AB 1.4964% 9/17/18 (a)(b)	14,000,000	14,094,458
PNC Bank NA:
1.0565% 8/1/17 (a)	19,700,000	19,698,739
1.8% 11/5/18	1,300,000	1,312,340
Royal Bank of Canada:
1.0191% 2/3/17 (a)	10,000,000	10,007,400
1.5% 6/7/18	5,000,000	5,008,315
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (a)	8,200,000	8,192,677
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	825,832
Sovereign Bank 2% 1/12/18	445,000	445,130
Standard Chartered PLC:
1.5% 9/8/17 (b)	1,390,000	1,383,470
2.1% 8/19/19 (b)	390,000	390,216
Sumitomo Mitsui Banking Corp.:
0.9846% 7/11/17 (a)	5,000,000	4,999,610
1.0946% 1/10/17 (a)	7,000,000	7,005,320
1.2679% 1/16/18 (a)	5,000,000	5,002,480
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (b)	1,815,000	1,815,926
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	655,589
Svenska Handelsbanken AB 1.3293% 9/6/19 (a)	5,000,000	5,001,450
Swedbank AB 1.75% 3/12/18 (b)	2,835,000	2,847,406
The Toronto-Dominion Bank:
0.9164% 1/6/17 (a)	5,000,000	5,001,885
1.3015% 4/30/18 (a)	1,260,000	1,262,989
1.467% 8/13/19 (a)	10,000,000	10,044,510
U.S. Bancorp 1.307% 11/15/18 (a)	6,505,000	6,515,668
U.S. Bank NA 1.021% 1/26/18 (a)	10,000,000	10,008,500
Wells Fargo & Co. 0.9207% 9/8/17 (a)	1,349,000	1,348,173
Wells Fargo Bank NA 1.2322% 9/7/17 (a)	11,000,000	11,029,194
Westpac Banking Corp.:
1.0431% 12/1/17 (a)	5,000,000	4,993,910
1.05% 11/25/16	1,045,000	1,045,285
1.5571% 11/23/18 (a)	5,000,000	5,023,415
		495,403,706
Capital Markets - 1.3%
Deutsche Bank AG London Branch:
1.2993% 5/30/17 (a)	5,000,000	4,974,100
1.427% 2/13/17 (a)	14,490,000	14,471,293
2.7165% 5/10/19 (a)	10,000,000	9,995,170
Goldman Sachs Group, Inc.:
1.4525% 12/15/17 (a)	5,000,000	5,016,255
1.481% 5/22/17 (a)	10,000,000	10,021,440
2.75% 9/15/20	220,000	225,962
2.9% 7/19/18	775,000	794,547
5.95% 1/18/18	1,355,000	1,435,887
6.15% 4/1/18	2,635,000	2,821,634
Legg Mason, Inc. 2.7% 7/15/19	185,000	188,030
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,485,000	1,555,952
6.875% 4/25/18	1,465,000	1,587,783
Morgan Stanley:
1.3934% 1/5/18 (a)	5,000,000	5,007,940
1.5645% 1/24/19 (a)	3,265,000	3,286,396
1.9945% 4/25/18 (a)	1,565,000	1,584,259
2.125% 4/25/18	500,000	504,997
2.1315% 2/1/19 (a)	20,000,000	20,409,120
UBS AG Stamford Branch 1.3401% 3/26/18 (a)	10,000,000	10,032,380
UBS Group Funding Ltd. 3% 4/15/21 (b)	1,495,000	1,533,699
		95,446,844
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	1,070,000	1,110,125
American Express Co. 1.401% 5/22/18 (a)	1,975,000	1,973,284
Caterpillar Financial Services Corp. 1.5% 2/23/18	5,000,000	5,024,165
Discover Financial Services 6.45% 6/12/17	1,635,000	1,693,121
Ford Motor Credit Co. LLC:
1.2701% 3/27/17 (a)	5,000,000	5,003,470
1.5525% 6/15/18 (a)	15,000,000	15,075,435
1.684% 9/8/17	3,920,000	3,924,771
2.021% 5/3/19	570,000	572,942
3% 6/12/17	1,385,000	1,401,711
Hyundai Capital America:
1.45% 2/6/17 (b)	975,000	975,361
2% 7/1/19 (b)	480,000	481,924
2.4% 10/30/18 (b)	850,000	862,298
2.5% 3/18/19 (b)	1,455,000	1,482,128
Synchrony Financial 1.875% 8/15/17	4,000,000	4,008,552
Toyota Motor Credit Corp.:
1.0364% 4/6/18 (a)	5,000,000	5,014,970
1.6313% 2/19/19 (a)	15,000,000	15,127,335
		63,731,592
Diversified Financial Services - 0.3%
Berkshire Hathaway Finance Corp.:
0.9671% 1/12/18 (a)	5,000,000	5,017,420
1.3425% 3/15/19 (a)	10,000,000	10,139,170
1.7% 3/15/19	1,570,000	1,589,776
IntercontinentalExchange, Inc. 2.75% 12/1/20	485,000	505,538
Nationwide Building Society 2.35% 1/21/20 (b)	755,000	762,431
S&P Global, Inc. 2.5% 8/15/18	230,000	233,693
		18,248,028
Insurance - 0.6%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	997,620
5.8% 3/15/18	1,000,000	1,068,326
AFLAC, Inc. 2.65% 2/15/17	215,000	216,530
AIA Group Ltd. 2.25% 3/11/19 (b)	336,000	340,170
Aon PLC 2.8% 3/15/21	1,320,000	1,348,190
FNF Group 6.6% 5/15/17	2,380,000	2,455,417
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	584,517
Metropolitan Life Global Funding I:
1.0446% 4/10/17 (a)(b)	2,000,000	2,003,344
1.3% 4/10/17 (b)	1,240,000	1,242,398
1.5% 1/10/18 (b)	1,375,000	1,381,878
New York Life Global Funding:
1.0564% 4/6/18 (a)(b)	5,000,000	5,015,460
1.55% 11/2/18 (b)	2,430,000	2,442,383
Principal Financial Group, Inc.:
1.5% 4/18/19 (b)	550,000	549,638
1.85% 11/15/17	255,000	256,506
Principal Life Global Funding II:
1.1731% 12/1/17 (a)(b)	10,000,000	10,045,500
1.5% 9/11/17 (b)	1,195,000	1,198,940
2.2% 4/8/20 (b)	1,000,000	1,009,750
Prudential Financial, Inc. 1.597% 8/15/18 (a)	12,689,000	12,663,812
Reinsurance Group of America, Inc. 6.45% 11/15/19	255,000	287,493
Trinity Acquisition PLC 3.5% 9/15/21	335,000	348,184
Xlit Ltd. 2.3% 12/15/18	695,000	703,946
		46,160,002
Real Estate Investment Trusts - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	895,149
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,193,167
3.4% 2/15/21	860,000	901,310
Kimco Realty Corp. 6.875% 10/1/19	200,000	229,683
Simon Property Group LP 2.15% 9/15/17	2,000,000	2,015,366
		5,234,675
Real Estate Management & Development - 0.0%
Ventas Realty LP 1.25% 4/17/17	280,000	279,994
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	412,399
4% 4/30/19	115,000	120,900
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75% 9/15/17 (b)	760,000	761,116
2.7% 9/17/19 (b)	405,000	414,527
3.25% 10/5/20 (b)	235,000	243,763
		2,232,699
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (b)	505,000	560,591

TOTAL FINANCIALS		727,018,137

HEALTH CARE - 1.3%
Biotechnology - 0.3%
AbbVie, Inc.:
1.8% 5/14/18	1,680,000	1,688,605
2.3% 5/14/21	850,000	858,837
Amgen, Inc. 1.191% 5/22/17 (a)	13,000,000	13,008,580
Baxalta, Inc.:
1.4265% 6/22/18 (a)	515,000	513,121
2% 6/22/18	175,000	175,290
Biogen, Inc. 2.9% 9/15/20	510,000	531,330
Celgene Corp.:
1.9% 8/15/17	275,000	276,814
2.125% 8/15/18	640,000	647,576
2.3% 8/15/18	1,310,000	1,329,811
		19,029,964
Health Care Providers & Services - 0.5%
Aetna, Inc.:
1.3066% 12/8/17 (a)	10,000,000	10,035,860
1.5% 11/15/17	590,000	591,558
1.9% 6/7/19	1,990,000	2,007,536
Catholic Health Initiatives:
1.6% 11/1/17	140,000	140,066
2.6% 8/1/18	745,000	756,586
Express Scripts Holding Co.:
1.25% 6/2/17	700,000	700,615
2.25% 6/15/19	160,000	162,617
3.3% 2/25/21	150,000	157,871
Humana, Inc. 2.625% 10/1/19	415,000	423,738
McKesson Corp. 1.292% 3/10/17	840,000	841,213
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	765,036
UnitedHealth Group, Inc.:
1.1291% 1/17/17 (a)	15,000,000	15,017,805
1.875% 11/15/16	500,000	501,587
WellPoint, Inc. 2.3% 7/15/18	995,000	1,009,546
		33,111,634
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	209,000	220,378
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	1,425,000	1,426,084
		1,646,462
Pharmaceuticals - 0.5%
Actavis Funding SCS:
1.5481% 9/1/16 (a)	5,000,000	5,000,000
1.7361% 3/12/18 (a)	5,356,000	5,400,460
1.85% 3/1/17	675,000	676,765
2.35% 3/12/18	1,410,000	1,426,168
Bayer U.S. Finance LLC 0.9071% 10/7/16 (a)(b)	10,000,000	10,002,300
Perrigo Co. PLC:
1.3% 11/8/16	700,000	700,281
2.3% 11/8/18	300,000	301,510
3.5% 3/15/21	200,000	206,659
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	11,450,000	11,426,115
1.7% 7/19/19	990,000	991,610
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,185,000	1,190,254
		37,322,122

TOTAL HEALTH CARE		91,110,182

INDUSTRIALS - 0.3%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19	640,000	659,692
5.125% 3/1/17	385,000	392,472
5.75% 12/15/16	485,000	491,047
		1,543,211
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.6% 9/1/16	480,000	480,000
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (b)	145,000	146,012
Industrial Conglomerates - 0.1%
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (b)	2,660,000	2,664,158
Roper Technologies, Inc.:
1.85% 11/15/17	230,000	231,204
2.05% 10/1/18	1,775,000	1,795,373
3% 12/15/20	195,000	203,125
		4,893,860
Machinery - 0.1%
John Deere Capital Corp. 1.2311% 1/8/19 (a)	5,000,000	5,021,740
Stanley Black & Decker, Inc. 2.451% 11/17/18	2,660,000	2,721,106
		7,742,846
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (b)	640,000	643,404
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 5.65% 5/1/17	2,738,000	2,820,501
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	237,674
Kansas City Southern 2.35% 5/15/20	1,140,000	1,145,251
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (b)	615,000	619,856
2.875% 7/17/18 (b)	745,000	758,883
3.375% 3/15/18 (b)	850,000	871,016
3.75% 5/11/17 (b)	300,000	304,595
		6,757,776
Trading Companies & Distributors - 0.0%
GATX Corp.:
1.25% 3/4/17	1,135,000	1,134,856
2.375% 7/30/18	255,000	257,416
2.6% 3/30/20	865,000	870,496
		2,262,768
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (b)	466,000	468,721

TOTAL INDUSTRIALS		24,938,598

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc. 0.9625% 6/15/18 (a)	15,000,000	15,034,410
Harris Corp. 1.999% 4/27/18	1,000,000	1,006,446
		16,040,856
Electronic Equipment & Components - 0.1%
Amphenol Corp. 1.55% 9/15/17	1,115,000	1,118,142
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)	785,000	784,843
Avnet, Inc. 6.625% 9/15/16	1,220,000	1,221,604
Keysight Technologies, Inc. 3.3% 10/30/19	2,200,000	2,240,141
		5,364,730
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	2,001,038
Baidu.com, Inc. 2.75% 6/9/19	1,330,000	1,356,169
Tencent Holdings Ltd.:
2% 5/2/17 (b)	715,000	717,501
2.875% 2/11/20 (b)	390,000	400,494
		4,475,202
IT Services - 0.0%
Fidelity National Information Services, Inc.:
1.45% 6/5/17	380,000	379,834
2.25% 8/15/21	1,080,000	1,087,049
Xerox Corp. 2.95% 3/15/17	200,000	201,368
		1,668,251
Software - 0.1%
Oracle Corp. 0.8571% 7/7/17 (a)	5,000,000	5,007,895
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
0.8965% 8/2/19 (a)	10,000,000	9,988,000
1.7% 2/22/19	665,000	673,891
Hewlett Packard Enterprise Co.:
2.3934% 10/5/17 (a)(b)	11,000,000	11,087,505
2.45% 10/5/17 (b)	2,720,000	2,742,902
		24,492,298

TOTAL INFORMATION TECHNOLOGY		57,049,232

MATERIALS - 0.1%
Chemicals - 0.0%
Eastman Chemical Co. 2.4% 6/1/17	355,000	357,938
Solvay Finance America LLC 3.4% 12/3/20 (b)	950,000	991,086
		1,349,024
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.7311% 6/30/17 (a)	1,040,000	1,037,288
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 1.625% 2/24/17	1,250,000	1,252,906
Goldcorp, Inc. 2.125% 3/15/18	1,150,000	1,152,951
Kinross Gold Corp. 3.625% 9/1/16	445,000	445,000
		2,850,857

TOTAL MATERIALS		5,237,169

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.7393% 11/27/18 (a)	9,254,000	9,353,490
2.3% 3/11/19	690,000	703,829
2.45% 6/30/20	715,000	729,393
BellSouth Corp. 4.4% 4/26/17 (a)(b)	10,000,000	10,198,150
SBA Tower Trust:
2.24% 4/16/18 (b)	820,000	821,163
2.877% 7/15/46 (b)	370,000	373,598
2.933% 12/15/17 (b)	2,205,000	2,217,897
3.156% 10/15/45 (b)	265,000	272,288
3.598% 4/16/18 (b)	635,000	639,028
Verizon Communications, Inc. 1.0566% 6/9/17 (a)	15,000,000	15,020,355
		40,329,191
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
1.6561% 9/12/16 (a)	5,000,000	5,000,340
2.375% 9/8/16	890,000	890,040
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17	2,035,000	2,053,512
		7,943,892

TOTAL TELECOMMUNICATION SERVICES		48,273,083

UTILITIES - 0.8%
Electric Utilities - 0.5%
Duke Energy Corp.:
1.0341% 4/3/17 (a)	6,874,000	6,884,091
1.625% 8/15/17	495,000	497,123
2.15% 11/15/16	1,485,000	1,488,482
EDF SA 1.15% 1/20/17 (b)	1,350,000	1,349,474
Exelon Corp. 1.55% 6/9/17	745,000	746,405
Georgia Power Co. 1.95% 12/1/18	460,000	466,656
Monongahela Power Co. 5.7% 3/15/17 (b)	145,000	148,188
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,902,000	2,910,813
1.649% 9/1/18	1,025,000	1,027,341
2.056% 9/1/17	300,000	302,368
2.3% 4/1/19	375,000	380,465
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	867,763
Southern Co.:
1.55% 7/1/18	10,365,000	10,404,408
1.85% 7/1/19	1,295,000	1,303,824
1.95% 9/1/16	485,000	485,000
2.35% 7/1/21	280,000	283,507
TECO Finance, Inc. 1.2646% 4/10/18 (a)	7,805,000	7,707,445
		37,253,353
Independent Power and Renewable Electricity Producers - 0.2%
Exelon Generation Co. LLC 2.95% 1/15/20	455,000	467,834
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	570,000	597,754
PSEG Power LLC 2.75% 9/15/16	425,000	425,211
Southern Power Co. 1.85% 12/1/17	10,974,000	11,047,416
		12,538,215
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	1,370,000	1,431,621
Dominion Resources, Inc.:
2.125% 2/15/18 (b)	1,450,000	1,464,058
2.962% 7/1/19	330,000	338,806
NiSource Finance Corp.:
6.4% 3/15/18	25,000	26,746
6.8% 1/15/19	1,115,000	1,244,726
San Diego Gas & Electric Co. 1.914% 2/1/22	377,144	376,268
Sempra Energy 2.3% 4/1/17	3,000,000	3,020,325
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	1,740,000	1,737,922
		9,640,472

TOTAL UTILITIES		59,432,040

TOTAL NONCONVERTIBLE BONDS
(Cost $1,341,023,705)		1,345,795,429

U.S. Government and Government Agency Obligations - 0.7%
U.S. Government Agency Obligations - 0.2%
Federal Home Loan Bank 0.875% 6/29/18	4,545,000	4,544,400
Freddie Mac 0.75% 4/9/18	8,455,000	8,437,219

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,981,619

U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes:
0.875% 6/15/19	$15,460,000	$15,440,675
1.375% 5/31/21	5,870,000	5,918,838
1.5% 8/15/26	5,750,000	5,707,772
1.625% 11/30/20	9,440,000	9,623,636
1.75% 9/30/19	1,675,000	1,714,977

TOTAL U.S. TREASURY OBLIGATIONS		38,405,898

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,443,637)		51,387,517

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.7%
2.235% 10/1/33 (a)	70,581	72,487
2.399% 5/1/38 (a)	223,605	235,603
2.412% 5/1/38 (a)	75,424	79,572
2.428% 12/1/35 (a)	14,706	15,373
2.455% 4/1/38 (a)	28,645	30,267
2.463% 5/1/38 (a)	96,548	102,013
2.5% 4/1/31 to 6/1/31	1,602,606	1,659,256
2.61% 8/1/37 (a)	25,006	26,269
2.659% 7/1/35 (a)	27,214	28,355
2.751% 8/1/38 (a)	18,989	20,199
2.915% 12/1/36 (a)	30,307	32,246
3% 11/1/29 to 9/1/30	5,743,404	6,044,189
3.5% 12/1/25 to 3/1/46	10,287,358	10,872,027
4% 2/1/25 to 12/1/45	12,306,374	13,207,130
4.5% 5/1/19 to 1/1/45	7,206,478	7,819,315
5% 11/1/18 to 6/1/39	3,450,345	3,816,507
5.5% 4/1/18 to 5/1/40	5,515,865	6,187,233
6% 1/1/22 to 1/1/41	1,668,572	1,881,262
6.5% 7/1/32 to 12/1/32	204,023	237,904

TOTAL FANNIE MAE		52,367,207

Freddie Mac - 0.1%
1.6379% 5/25/28 (a)	321,322	321,652
2.341% 9/1/35 (a)	19,852	20,729
2.358% 2/1/37 (a)	21,045	22,104
2.472% 11/1/34 (a)	22,952	24,341
2.676% 2/1/37 (a)	30,408	32,053
2.701% 2/1/38 (a)	87,111	92,805
2.734% 7/1/38 (a)	45,451	47,601
2.781% 6/1/38 (a)	60,858	63,723
2.809% 5/1/38 (a)	37,983	39,986
2.848% 5/1/37 (a)	25,270	26,591
2.94% 10/1/36 (a)	171,033	181,179
2.97% 7/1/35 (a)	33,837	35,786
3.065% 2/1/37 (a)	46,460	49,497
3.5% 3/1/46	2,252,568	2,403,385
4% 9/1/44	343,551	367,959
4.5% 10/1/19	54,035	55,921
5% 10/1/18 to 12/1/23	567,498	609,785
5.5% 11/1/21 to 10/1/38	122,670	132,462
5.839% 12/1/36 (a)	8,896	9,335
6% 5/1/17 to 1/1/38	351,693	400,495
6.08% 11/1/36 (a)	6,243	6,539

TOTAL FREDDIE MAC		4,943,928

Ginnie Mae - 0.1%
3.5% 3/20/43 to 4/20/43	1,657,992	1,773,678
4% 1/20/45 to 12/20/45	2,113,466	2,254,935
4.5% 9/20/40	279,654	306,811
5% 12/20/34 to 3/20/41	1,064,075	1,187,891
6% 7/15/36	447,438	516,633

TOTAL GINNIE MAE		6,039,948

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $62,585,570)		63,351,083

Asset-Backed Securities - 6.4%
Ally Auto Receivables Trust:
Series 2015-1 Class A4, 1.75% 5/15/20	$340,000	$342,376
Series 2015-SN1 Class A2A, 0.93% 6/20/17	438,179	438,123
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	14,955,000	14,998,745
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,654,332
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.7777% 1/15/20 (a)	10,409,000	10,417,932
Series 2013-1 Class A, 0.9277% 2/16/21 (a)	570,000	572,581
Series 2014-2 Class A, 1.26% 1/15/20	800,000	801,329
Series 2015-1 Class A, 0.7977% 1/15/20 (a)	5,000,000	5,005,595
AmeriCredit Automobile Receivables Trust:
Series 2013-5:
Class A3, 0.9% 9/10/18	213,637	213,577
Class B, 1.52% 1/8/19	315,000	315,195
Series 2014-2 Class B, 1.6% 7/8/19	345,000	345,498
Series 2014-4 Class A2A, 0.72% 4/9/18	92,446	92,432
Series 2015-1 Class A3, 1.26% 11/8/19	1,552,087	1,551,409
Series 2015-2:
Class A2A, 0.83% 9/10/18	1,169,462	1,168,854
Class A3, 1.27% 1/8/20	890,000	889,347
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	515,000	516,620
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A2A, 1.69% 6/10/19	4,695,633	4,699,560
Class A3, 2.14% 10/8/20	175,000	175,843
Series 2016-2 Class A2A, 1.42% 10/8/19	2,000,000	2,000,820
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (b)	188,338	187,972
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (b)	708,597	707,118
Class A3, 1.67% 9/15/23 (b)	1,150,000	1,149,321
ARI Fleet Lease Trust Series 2016-A Class A2, 1.82% 7/15/24 (b)	1,355,000	1,355,608
Ascentium Equipment Receivables LLC:
Series 2015-2A Class A3, 1.93% 3/11/19 (b)	1,555,000	1,554,708
Series 2016-1A Class A2, 1.75% 11/13/18 (b)	350,000	349,754
Bank of America Credit Card Master Trust:
Series 2014-A3 Class A, 0.7977% 1/15/20 (a)	10,000,000	10,011,319
Series 2015-A1 Class A, 0.8377% 6/15/20 (a)	5,000,000	5,011,740
Series 2016-A1 Class A, 0.8714% 10/15/21 (a)	4,970,000	4,982,917
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	34,099	34,051
BMW Vehicle Lease Trust:
Series 2015-1 Class A2A, 0.86% 2/21/17	684,877	684,824
Series 2015-2 Class A2B, 1.0424% 1/22/18 (a)	5,028,657	5,032,360
Series 2016-1 Class A2B, 1.0124% 1/22/18 (a)	5,000,000	5,008,831
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21	325,000	326,386
Capital Auto Receivables Asset Trust:
Series 2013-4 Class A3, 1.09% 3/20/18	127,342	127,288
Series 2014-1 Class A3, 1.32% 6/20/18	277,726	277,820
Series 2014-2 Class A3, 1.26% 5/21/18	699,479	699,369
Series 2014-3 Class A3, 1.48% 11/20/18	710,000	710,039
Series 2015-1 Class A1B, 0.9324% 7/20/17 (a)	212,681	212,702
Series 2015-2:
Class A1A, 0.99% 10/20/17	2,792,429	2,793,631
Class A2, 1.39% 9/20/18	215,000	215,236
Class A3, 1.73% 9/20/19	450,000	450,877
Series 2015-4 Class A2, 1.62% 3/20/19	815,000	815,660
Series 2016-1 Class A3, 1.71% 4/20/20	550,000	550,912
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	383,044
Capital One Multi-Asset Execution Trust:
Series 2007-A5 Class A5, 0.5477% 7/15/20 (a)	7,975,000	7,963,454
Series 2014-A3 Class A3, 0.8614% 1/18/22 (a)	4,000,000	4,008,314
Series 2015-A6 Class A6, 0.8777% 6/15/20 (a)	10,000,000	10,019,250
Series 2016-A1 Class A1, 0.9314% 2/15/22 (a)	10,000,000	10,051,176
Carmax Auto Owner Trust:
Series 2014-1:
Class B, 1.69% 8/15/19	100,000	100,395
Class C, 1.93% 11/15/19	145,000	145,598
Series 2015-1 Class A3, 1.38% 11/15/19	580,000	581,354
Series 2015-2:
Class A2A, 0.82% 6/15/18	1,702,788	1,701,717
Class A3, 1.37% 3/16/20	775,000	776,838
CarMax Auto Owner Trust:
Series 2016-1 Class A3, 2.01% 11/16/20	1,140,000	1,145,832
Series 2016-2 Class A3, 1.52% 2/16/21	720,000	722,584
CCG Receivables Trust:
Series 2014-1 Class A2, 1.06% 11/15/21 (b)	187,897	187,531
Series 2015-1 Class A2, 1.46% 11/14/18 (b)	741,148	740,846
Series 2016-1 Class A2, 1.69% 9/14/22 (b)	435,000	435,296
Chase Issuance Trust:
Series 2007-A12 Class A12, 0.5577% 8/15/19 (a)	5,000,000	4,994,132
Series 2013-A3 Class A3, 0.7877% 4/15/20 (a)	3,153,000	3,154,186
Series 2014-A5 Class A5, 0.8777% 4/15/21 (a)	10,000,000	10,017,977
Series 2016-A1 Class A, 0.8914% 5/17/21 (a)	10,000,000	10,040,997
Series 2016-A2 Class A, 1.37% 6/15/21	2,770,000	2,772,217
Series 2016-A6 Class A6, 1.09% 1/15/20	5,000,000	4,994,523
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (b)	2,699,205	2,698,443
Series 2015-BA Class A2, 1.46% 12/17/18 (b)	3,197,928	3,199,793
CIT Equipment Collateral Series 2014-VT1 Class A2, 0.86% 5/22/17 (b)	235,834	235,723
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	1,345,000	1,345,499
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,150,949
CNH Equipment Trust:
Series 2014-C Class A3, 1.05% 11/15/19	602,817	601,985
Series 2015-B Class A3, 1.37% 7/15/20	1,320,000	1,319,274
Series 2015-C:
Class A2A, 1.1% 12/17/18	2,865,360	2,864,610
Class A3, 1.66% 11/16/20	1,030,000	1,033,311
Series 2016-A Class A3, 1.48% 4/15/21	805,000	803,921
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (b)	1,497,200	1,504,391
Dell Equipment Finance Trust:
Series 2015-1 Class A2, 1.01% 7/24/17 (b)	1,810,416	1,809,287
Series 2015-2 Class A2A, 1.42% 12/22/17 (b)	2,733,606	2,735,290
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (b)	138,648	138,225
Series 2014-1 Class A, 2.54% 5/20/27 (b)	370,419	370,587
Series 2015-1 Class A, 2.73% 7/20/27 (b)	320,766	323,540
Series 2015-2 Class A, 2.99% 5/22/28 (b)	400,923	401,371
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,831,595
Series 2014-A1 Class A1, 0.9114% 7/15/21 (a)	3,905,000	3,915,991
Series 2014-A5 Class A, 1.39% 4/15/20	1,410,000	1,414,523
Series 2015-A1 Class A1, 0.8314% 8/17/20 (a)	7,500,000	7,511,998
Series 2015-A3 Class A, 1.45% 3/15/21	265,000	266,070
Series 2016-A1 Class A1, 1.64% 7/15/21	2,815,000	2,836,181
Series 2016-A2 Class A2, 1.0477% 9/15/21 (a)	10,000,000	10,061,010
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.216% 1/25/42 (b)	694,484	708,843
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (b)	242,380	243,911
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,259,378	1,256,811
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	1,060,217	1,057,842
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	683,190	681,317
Series 2015-2 Class A2, 1.59% 2/22/21 (b)	1,101,800	1,103,428
Series 2016-1 Class A2, 1.83% 9/20/21 (b)	2,570,000	2,570,849
Series 2016-2 Class A2, 1.74% 2/22/22(b)	580,000	578,339
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (b)	2,246	2,245
Ford Credit Auto Lease Trust:
Series 2014-B Class A4, 1.1% 11/15/17	580,000	579,938
Series 2015-A Class A4, 1.31% 8/15/18	895,000	895,753
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	806,880	806,765
Series 2015-B Class A3, 1.16% 11/15/19	875,000	875,426
Series 2015-C Class A2A, 0.95% 8/15/18	2,865,057	2,864,054
Series 2016-A:
Class A2A, 1.56% 12/15/18	4,617,566	4,619,965
Class A3, 1.39% 7/15/20	395,000	396,042
Ford Credit Floorplan Master Owner Trust:
Series 2013-2 Class A, 2.09% 3/15/22 (b)	570,000	576,990
Series 2013-5 Class A1, 1.5% 9/15/18	13,080,000	13,081,190
Series 2014-2 Class A, 0.9814% 2/15/21 (a)	6,200,000	6,189,141
Series 2014-4 Class A1, 1.4% 8/15/19	2,185,000	2,185,823
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	920,900
Series 2016-3 Class A1, 1.7% 7/15/21	1,360,000	1,357,214
Series 2016-4 Class A, 1.0121% 7/15/20 (a)	10,000,000	10,001,013
GE Dealer Floorplan Master Note Trust:
Series 2014-1 Class A, 0.8924% 7/20/19 (a)	2,280,000	2,279,898
Series 2014-2 Class A, 0.9624% 10/20/19 (a)	1,050,000	1,050,606
GE Equipment Small Ticket LLC Series 2014-1A Class A3, 0.95% 9/25/17 (b)	443,788	443,370
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A2, 1.1% 12/20/17	1,967,938	1,967,573
Series 2015-3 Class A3, 1.69% 3/20/19	1,985,000	1,995,931
Series 2016-1:
Class A2A, 1.75% 7/20/18	5,000,000	4,996,050
Class A3, 1.64% 7/20/19	1,405,000	1,409,456
Series 2016-2:
Class A2A, 1.49% 10/22/18	2,560,000	2,555,920
Class A3, 1.62% 9/20/19	1,335,000	1,340,645
GMF Floorplan Owner Revolving Trust:
Series 2015-1:
Class A1, 1.65% 5/15/20 (b)	855,000	853,817
Class A2, 0.9814% 5/15/20 (a)(b)	3,000,000	2,989,061
Series 2016-1:
Class A1, 1.86% 5/17/21 (b)	1,280,000	1,282,889
Class A2, 1.3314% 5/17/21 (a)(b)	5,000,000	5,007,911
Class B, 2.26% 5/17/21 (b)	275,000	276,015
Class C, 2.76% 5/17/21 (b)	105,000	105,098
GreatAmerica Leasing Receivables Funding LLC:
Series 2014-1 Class A3, 0.89% 7/15/17 (b)	245,692	245,520
Series 2016-1 Class A3, 1.73% 6/20/19 (b)	800,000	796,136
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (b)	381,325	377,083
Honda Auto Receivables Owner Trust:
Series 2013-4 Class A4, 1.04% 2/18/20	105,000	105,014
Series 2014-4 Class A3, 0.99% 9/17/18	622,418	622,298
Series 2015-1 Class A3, 1.05% 10/15/18	755,000	755,211
Series 2015-3 Class A2, 0.92% 11/20/17	2,590,097	2,589,483
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A4, 1.26% 9/17/18 (b)	310,000	310,123
Series 2015-A:
Class A2, 1% 10/16/17 (b)	1,422,374	1,422,200
Class A4, 1.65% 8/15/19 (b)	1,315,000	1,319,961
Series 2015-B:
Class A2A, 0.95% 12/15/17 (b)	2,756,882	2,755,694
Class A3, 1.4% 11/15/18 (b)	735,000	736,952
Series 2016-A:
Class A2A, 1.21% 6/17/19	5,000,000	5,003,271
Class A3, 2.01% 7/15/19 (b)	395,000	396,072
Series 2016-B:
Class A3, 1.74% 10/15/19 (b)	900,000	900,571
Class A4, 1.68% 4/15/20 (b)	235,000	235,405
Series 2016-C Class A4, 1.65% 7/15/20 (b)	645,000	644,350
Hyundai Auto Receivables Trust:
Series 2013-A Class A4, 0.75% 9/17/18	440,772	440,464
Series 2015-A Class A3, 1.05% 4/15/19	632,928	632,938
Series 2016-A Class A3, 1.56% 9/15/20	185,000	186,407
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1.3814% 3/15/21 (a)(b)	3,000,000	3,014,145
John Deere Owner Trust:
Series 2015-A Class A3, 1.32% 6/17/19	360,000	360,848
Series 2015-B Class A2, 0.98% 6/15/18	3,609,808	3,607,621
Series 2016-A Class A3, 1.36% 4/15/20	790,000	790,104
Series 2016-B:
Class A3, 1.25% 6/15/20	480,000	479,986
Class A4, 1.49% 5/15/23	235,000	234,074
Kubota Credit Owner Trust Series 2015-1A Class A3, 1.54% 3/15/19 (b)	1,290,000	1,293,685
Mercedes Benz Auto Lease Trust Series 2015-B Class A2A, 1% 1/16/18	3,653,587	3,653,526
Mercedes-Benz Auto Lease Trust:
Series 2015-A Class A3, 1.1% 8/15/17	1,057,938	1,057,952
Series 2016-A:
Class A2A, 1.33% 7/16/18	5,000,000	5,004,677
Class A3, 1.52% 3/15/19	925,000	928,163
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3, 1.34% 12/16/19	1,325,000	1,328,208
Mercedes-Benz Master Owner Trust:
Series 2015-AA Class A, 0.8014% 4/15/19 (a)(b)	3,769,000	3,770,494
Series 2015-BA Class A, 0.8614% 4/15/20 (a)(b)	4,315,000	4,309,481
Series 2016-BA Class A, 1.1814% 5/17/21 (a)(b)	10,000,000	10,042,887
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (b)	1,596,700	1,593,163
Series 2015-AA Class A3, 1.39% 10/16/19 (b)	505,000	504,192
Series 2016-AA Class A3, 1.48% 6/15/20 (b)	765,000	764,526
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (b)	110,646	109,877
Series 2014-1A Class A, 2.25% 9/22/31 (b)	350,536	350,224
Series 2015-1A Class A, 2.52% 12/20/32 (b)	997,327	1,003,268
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 3.1294% 2/25/26 (b)	161,728	162,390
Series 2016-2A Class A, 2.2394% 6/25/26 (b)	399,226	399,706
Series 2016-3A Class A, 2.0125% 8/25/26 (b)	185,000	184,991
Nissan Auto Lease Trust Series 2015-A Class A3, 1.4% 6/15/18	1,320,000	1,321,841
Nissan Auto Receivables Owner Trust:
Series 2014-B Class A3, 1.11% 5/15/19	498,168	498,315
Series 2015-B Class A3, 1.34% 3/16/20	1,325,000	1,326,780
Series 2016-A:
Class A2A, 1.06% 2/15/19	5,000,000	5,001,344
Class A3, 1.34% 10/15/20	685,000	687,056
Series 2016-B:
Class A2A, 1.14% 4/15/19	5,000,000	4,995,711
Class A3, 1.32% 1/15/21	175,000	175,459
Nissan Auto Receivables Trust Series 2016-C Class A2A, 1.07% 5/15/19	6,780,000	6,772,664
Nissan Master Owner Trust Receivables:
Series 2015-A:
Class A1, 0.8814% 1/15/20 (a)	5,000,000	5,003,088
Class A2, 1.44% 1/15/20	890,000	889,560
Series 2016-A:
Class A1, 1.1194% 6/15/21 (a)	5,000,000	5,019,805
Class A2, 1.55% 6/15/21	750,000	746,473
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	15,366	15,381
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (b)	496,293	495,811
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (b)	206,018	206,054
Series 2014-3A Class A, 2.3% 10/20/31 (b)	276,490	277,328
Series 2015-1A Class A, 2.4% 3/22/32 (b)	750,474	753,731
Series 2015-2A Class 2, 2.43% 6/20/32 (b)	541,336	543,928
Series 2015-3A Class A, 2.58% 9/20/32 (b)	283,465	285,584
SLM Student Loan Trust:
Series 2008-4 Class A4, 2.3645% 7/25/22 (a)	99,368	99,714
Series 2008-5 Class A4, 2.4145% 7/25/23 (a)	589,981	591,642
Series 2008-9 Class A, 2.2145% 4/25/23 (a)	420,155	419,893
Smart Trust Series 2013-2U.S. Class A4A, 1.18% 2/14/19	281,792	280,609
SMART Trust:
Series 2014-1U.S. Class A3A, 0.95% 2/14/18	366,197	365,541
Series 2015-1U.S. Class A2A, 0.99% 8/14/17	94,821	94,796
Series 2015-3U.S. Class A3A, 1.66% 8/14/19	1,210,000	1,206,877
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (b)	1,320,000	1,322,683
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,036,480
Series 2014-1 Class A, 1.61% 11/15/20	2,330,000	2,339,668
Series 2015-1 Class B, 2.64% 3/15/23	550,000	562,077
Series 2015-2 Class A, 1.6% 4/15/21	1,325,000	1,331,098
TCF Auto Receivables Owner Trust:
Series 2015-1A Class A2, 1.02% 8/15/18 (b)	962,440	961,787
Series 2015-2A Class A2, 1.64% 1/15/19 (b)	3,287,381	3,288,543
Toyota Auto Receivables Owner Trust:
Series 2013-A Class A4, 0.69% 11/15/18	388,329	388,125
Series 2014-C Class A4, 1.44% 4/15/20	200,000	200,721
Series 2016-B Class A2A, 1.26% 10/15/18	5,000,000	4,996,041
Toyota Auto Receivables Owners Trust Series 2016-A Class A2A, 1.03% 7/16/18	5,000,000	4,998,730
Toyota Auto Receivables Trust Series 2016-C Class A2A, 2% 1/15/19	5,014,000	5,012,796
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (b)	2,812,000	2,813,355
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18	82,991	82,846
Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,374,005
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.8366% 7/22/19 (a)(b)	10,000,000	9,976,149
Class A2, 1.4% 7/22/19 (b)	1,290,000	1,282,117
Volvo Financial Equipment LLC:
Series 2014-1A Class A3, 0.82% 4/16/18 (b)	273,151	272,779
Series 2015-1A Class A2, 0.95% 11/15/17 (b)	1,725,354	1,724,249
Series 2016-1A:
Class A2, 1.44% 10/15/18 (b)	5,000,000	5,008,405
Class A3, 1.67% 2/18/20 (b)	400,000	399,051
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (b)	1,846,050	1,847,730
Wheels SPV LLC:
Series 2014-1A Class A2, 0.84% 3/20/23 (b)	150,101	149,848
Series 2015-1A Class A2, 1.27% 4/22/24 (b)	277,487	276,967
World Omni Auto Receivables Trust:
Series 2015-A Class A3, 1.34% 5/15/20	340,000	340,696
Series 2015-B Class A3, 1.49% 12/15/20	730,000	733,023
Series 2016-A Class A3, 1.77% 9/15/21	1,300,000	1,314,043
World Omni Automobile Lease Securitization Trust:
Series 2014-A Class A4, 1.37% 1/15/20	490,000	490,490
Series 2015-A Class A2A, 1.06% 5/15/18	3,630,984	3,628,686
Series 2016-A Class A3, 1.45% 8/15/19	1,070,000	1,073,552
TOTAL ASSET-BACKED SECURITIES
(Cost $461,998,067)		462,594,544

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.9487% 2/25/34 (a)	20,071	19,164
Series 2004-H Class 2A2, 2.8154% 9/25/34 (a)	67,796	66,016
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	206,739	207,934
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4865% 7/25/44 (a)(b)	210,071	212,047
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.67% 7/15/20 (b)	340,000	339,550
Mill City Mortgage Loan Trust Series 2016-1 Class A1, 2.5% 4/25/57 (b)	305,000	306,958
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (b)	899,969	908,507
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)	829,279	837,586
Series 2016-1:
Class A1B, 2.75% 2/25/55 (b)	514,639	520,018
Class A3B, 3% 2/25/55 (b)	614,432	623,123
Series 2016-2 Class A1A, 2.75% 8/25/55 (b)	370,232	374,746
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.6722% 9/25/35 (a)	37,912	37,736
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 3.013% 6/25/34 (a)	36,203	36,138

TOTAL PRIVATE SPONSOR		4,489,523

U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2003-31 Class FM, 1.0244% 4/25/33 (a)	1,880,904	1,889,692
Series 2015-27 Class KF, 0.8244% 5/25/45 (a)	5,057,150	5,046,989
floater planned amortization class Series 2004-52 Class PF 0.9744% 12/25/33 (a)	1,950,356	1,955,491
sequential payer Series 2012-114 Class DF, 0.9244% 8/25/39 (a)	33,221	33,361
sequential payer floater:
Series 2005-74 Class DF, 0.8744% 7/25/35 (a)	4,778,392	4,781,008
Series 2005-83 Class FP, 0.8544% 10/25/35 (a)	4,540,790	4,532,047
Series 2016-42 Class FL, 0.8744% 7/25/46 (a)	14,616,306	14,599,612
Fannie Mae Connecticut Avenue Securities floater:
Series 2014-C04 Class 2M1, 2.6244% 11/25/24 (a)	87,011	87,303
Series 2015-C03:
Class 1M1, 2.0244% 7/25/25 (a)	265,445	266,158
Class 2M1, 2.0244% 7/25/25 (a)	635,609	638,125
Series 2016-C01 Class 2M1, 2.5879% 8/25/28 (a)	1,359,664	1,375,636
Series 2016-C02 Class 1M1, 2.6744% 9/25/28 (a)	373,803	378,548
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.9379% 9/25/24 (a)	413,794	415,875
Series 2015-DNA1 Class M1, 1.3879% 10/25/27 (a)	517,565	518,018
Series 2015-DNA2 Class M1, 1.6379% 12/25/27 (a)	256,008	256,224
Series 2015-DNA3 Class M1, 1.8379% 4/25/28 (a)	403,774	404,454
Series 2015-HQ2 Class M1, 1.5879% 5/25/25 (a)	235,297	235,687
Series 2015-HQA1 Class M1, 1.7744% 3/25/28 (a)	236,570	236,840
Series 2016-DNA1 Class M1, 1.9744% 7/25/28 (a)	1,197,904	1,203,797
Series 2016-HQA1 Class M1, 2.2744% 9/25/28 (a)	240,740	241,553
Freddie Mac:
floater Series 4604 Class FB, 0.9141% 8/15/46 (a)	15,000,000	14,997,656
floater planned amortization class:
Series 2953 Class LF, 0.8077% 12/15/34 (a)	1,751,143	1,754,887
Series 4057 Class EF, 0.8577% 12/15/41 (a)	13,399,116	13,364,862
floater sequential payer Series 3046 Class F, 0.8777% 3/15/33 (a)	1,969,025	1,965,863
sequential payer Series 4226 Class EF, 0.8577% 12/15/35 (a)	5,271,833	5,269,680
Series 4448 Class JA, 4% 11/15/36	190,000	202,746

TOTAL U.S. GOVERNMENT AGENCY		76,652,112

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $81,199,798)		81,141,635

Commercial Mortgage Securities - 1.5%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.717% 6/15/28 (a)(b)	1,070,000	1,083,278
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (a)	75,620	75,511
Series 2006-5 Class AM, 5.448% 9/10/47	60,000	59,956
Series 2007-4 Class AM, 5.8076% 2/10/51 (a)	50,000	51,643
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	1,894,519	1,892,121
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-PW14 Class A4, 5.201% 12/11/38	390,266	390,994
Series 2006-T24 Class A4, 5.537% 10/12/41	30,008	29,982
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	5,782,333	5,795,041
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46	266,724	266,789
Series 2007-C6 Class A4, 5.7119% 12/10/49 (a)	3,536,000	3,607,185
Series 2014-GC19 Class A1, 1.199% 3/10/47	172,757	172,669
Series 2014-GC2 Class A1, 1.392% 7/10/47	272,219	272,108
Series 2014-GC21 Class A1, 1.242% 5/10/47	423,528	422,976
Series 2014-GC25 Class A1, 1.485% 10/10/47	125,767	126,010
Series 2015-GC27 Class A1, 1.353% 2/10/48	564,161	564,005
Series 2015-GC31 Class A1, 1.637% 6/10/48	959,626	964,023
Series 2015-GC33 Class A1, 1.643% 9/10/58	331,270	332,286
Series 2015-P1 Class A1, 1.648% 9/15/48	348,120	348,997
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	6,176,220	6,201,248
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,541,906	1,560,427
COMM Mortgage Trust:
Series 2014-CR15 Class A1, 1.218% 2/10/47	593,344	592,922
Series 2014-CR17 Class A1, 1.275% 5/10/47	282,403	281,778
Series 2014-CR18 Class A1, 1.442% 7/15/47	454,374	453,581
Series 2014-CR19 Class A1, 1.415% 8/10/47	390,043	389,609
Series 2014-CR20 Class A1, 1.324% 11/10/47	265,272	265,103
Series 2014-CR21 Class A1, 1.494% 12/10/47	153,882	154,158
Series 2014-LC15 Class A1, 1.259% 4/10/47	498,334	497,855
Series 2014-LC17 Class A1, 1.381% 10/10/47	313,618	313,803
Series 2014-UBS2 Class A1, 1.298% 3/10/47	331,569	331,407
Series 2014-UBS4 Class A1, 1.309% 8/10/47	170,067	170,034
Series 2014-UBS5 Class A1, 1.373% 9/10/47	633,741	634,076
Series 2014-UBS6 Class A1, 1.445% 12/10/47	483,406	484,025
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	463,979	465,223
Series 2015-CR22 Class A1, 1.569% 3/10/48	216,949	217,677
Series 2015-LC23 Class A2, 3.221% 10/10/53	1,400,000	1,472,850
Series 2015-PC1 Class A1, 1.667% 7/10/50	1,355,373	1,362,350
COMM Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C9 Class A4, 6.0069% 12/10/49 (a)	1,505,455	1,544,313
Series 2014-TWC Class A, 1.328% 2/13/32 (a)(b)	400,000	400,000
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	234,383	235,178
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,617,889	1,616,077
Series 2015-C3 Class A1, 1.7167% 8/15/48	647,096	649,262
Series 2015-C4 Class A1, 2.0102% 11/15/48	723,252	730,489
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	178,736	179,544
CSMC Series 2015-TOWN Class A, 1.7577% 3/15/17 (a)(b)	3,644,000	3,644,376
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	994,382	995,728
Series K712 Class A1, 1.369% 5/25/19	699,295	700,205
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	5,573,451	5,599,573
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	637,743	629,942
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	2,342,000	2,353,506
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	172,470	172,501
Series 14-GC20 Class A1, 1.343% 4/10/47	186,752	186,770
Series 2014-GC22 Class A1, 1.29% 6/10/47	301,652	301,417
Series 2014-GC24 Class A1, 1.509% 9/10/47	568,264	569,541
Series 2015-GC28 Class A1, 1.528% 2/10/48	915,666	916,241
Series 2015-GC32 Class A1, 1.593% 7/10/48	362,130	363,508
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	1,182,356	1,183,155
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(b)	1,314,000	1,315,629
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	613,940	620,251
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (b)	293,284	293,075
Series 2013-C14 Class A1, 1.2604% 8/15/46	496,440	496,094
Series 2014-C19 Class A1, 1.2661% 4/15/47	324,794	324,390
Series 2014-C22 Class A1, 1.451% 9/15/47	167,526	167,651
Series 2014-C23 Class A1, 1.6502% 9/15/47	258,611	259,545
Series 2014-C24 Class A1, 1.5386% 11/15/47	110,752	110,942
Series 2014-C26 Class A1, 1.5962% 1/15/48	1,346,624	1,350,009
Series 2015-C27 Class A1, 1.4137% 2/15/48	769,193	768,496
Series 2015-C28 Class A1, 1.4451% 10/15/48	1,243,566	1,242,827
Series 2015-C30 Class A1, 1.7384% 7/15/48	1,608,125	1,613,544
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	377,944	378,206
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	2,500,000	2,448,210
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	1,584,309	1,584,259
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	8,733,185	8,796,675
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (a)	6,008,492	6,101,700
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,234,552	3,267,076
Series 2006-LDP7 Class AM, 5.9875% 4/17/45 (a)	75,814	75,691
Series 2014-C20 Class A1, 1.2682% 7/15/47	331,776	331,292
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (a)(b)	2,070,057	2,103,274
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	2,372,839	2,386,853
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47	370,369	372,337
Series 2014-C14 Class A1, 1.25% 2/15/47	113,997	113,711
Series 2014-C16 Class A1, 1.294% 6/15/47	182,170	182,197
Series 2014-C17 Class A1, 1.551% 8/15/47	426,691	427,721
Series 2014-C19 Class A1, 1.573% 12/15/47	841,438	842,964
Series 2015-C24 Class A1, 1.706% 5/15/48	590,537	593,652
Morgan Stanley Capital I Trust Series 2015-MS1 Class A1, 1.638% 5/15/48	658,707	662,103
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	1,833,000	1,832,999
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	1,013,024	1,013,108
Series 2015-C26 Class A1, 1.454% 2/15/48	482,465	482,478
Series 2015-C27 Class A1, 1.73% 2/15/48	1,266,185	1,271,581
Series 2015-C28 Class A1, 1.531% 5/15/48	485,568	485,828
Series 2015-C31 Class A1, 1.679% 11/15/48	842,799	845,548
Series 2015-LC20 Class A1, 1.471% 4/15/50	854,593	855,324
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,227,902
Series 2015-SG1 Class A1, 1.568% 12/15/47	470,615	471,494
Series 2016-C32 Class A1, 1.577% 1/15/59	496,808	497,433
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	233,692	233,741
Series 2013-C17 Class A1, 1.154% 12/15/46	212,975	212,514
Series 2013-UBS1 Class A1, 1.122% 3/15/46	182,308	181,781
Series 2014-C20 Class A1, 1.283% 5/15/47	528,273	527,503
Series 2014-C21 Class A1, 1.413% 8/15/47	661,460	661,426
Series 2014-C22 Class A1, 1.479% 9/15/57	416,725	417,072
Series 2014-C23 Class A1, 1.663% 10/15/57	213,495	214,560
Series 2014-C24 Class A1, 1.39% 11/15/47	90,889	90,827
Series 2014-LC14 Class A1, 1.193% 3/15/47	305,636	305,025
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $106,884,352)		106,333,544

Municipal Securities - 0.1%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19	1,085,000	1,104,107
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.8%, tender 9/1/16 (a)(c)	7,000,000	7,000,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.8%, tender 9/1/16 (a)(c)	1,000,000	1,000,000
Univ. of California Revs. Bonds Series 2011 Y1, 0.994%, tender 9/1/16 (a)	445,000	445,138
TOTAL MUNICIPAL SECURITIES
(Cost $9,530,000)		9,549,245

Bank Notes - 0.3%
Capital One Bank NA 1.15% 11/21/16	440,000	439,984
Marshall & Ilsley Bank 5% 1/17/17	5,914,000	5,985,902
PNC Bank NA:
1.15% 11/1/16	$980,000	$980,216
1.3% 10/3/16	1,175,000	1,175,000
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,218,035
Regions Bank 7.5% 5/15/18	289,000	315,541
Union Bank NA 2.125% 6/16/17	1,330,000	1,340,318
Wells Fargo Bank NA 1.65% 1/22/18	10,000,000	10,057,570
TOTAL BANK NOTES
(Cost $21,428,930)		21,512,566

Certificates of Deposit - 0.1%
Toronto-Dominion Bank yankee 1.03% 4/10/17
(Cost $5,000,000)	5,000,000	4,992,996

Commercial Paper - 0.5%
Albemarle Corp. U.S. 0% 10/20/16	1,420,000	1,418,034
AXA Financial, Inc. 0% 7/24/17	2,735,000	2,701,512
Credit Agricole CIB yankee 0.96% 12/7/16	5,000,000	4,987,655
Enbridge Energy Partners LP 0% 11/9/16	2,800,000	2,794,790
Ontario Teachers' Finance Trust yankee:
0.98% 12/16/16	10,000,000	9,975,717
1% 1/27/17	5,292,000	5,271,674
Pentair Finance SA 0% 10/11/16	2,850,000	2,846,835
Plains All American Pipeline LP 1.4% 11/1/16 (b)	2,730,000	2,726,074
Reckitt Benckiser Treasury Services PLC 0% 8/25/17	1,395,000	1,379,461
TOTAL COMMERCIAL PAPER
(Cost $34,079,774)		34,101,752
	Shares	Value

Fixed-Income Funds - 4.9%
Bank Loan Funds - 4.0%
Fidelity Floating Rate High Income Fund (d)	30,537,776	$290,719,627
Investment Grade Fixed-Income Funds - 0.9%
Fidelity Conservative Income Municipal Bond Fund Institutional Class (d)	6,666,858	67,068,596
TOTAL FIXED-INCOME FUNDS
(Cost $367,228,023)		357,788,223

Short-Term Funds - 61.9%
Short-Term Funds - 61.9%
BlackRock Low Duration Bond Portfolio	37,036,926	356,665,593
Delaware Limited-Term Diversified Income Fund - Class A	25,424,677	218,397,976
Fidelity Conservative Income Bond Fund Institutional Class (d)	44,241,940	443,746,655
Fidelity Short-Term Bond Fund (d)	73,822,865	638,567,781
Janus Short-Term Bond Fund - Class T	81,361,069	247,337,651
JPMorgan Short Duration Bond Fund Class A	28,788,088	313,214,393
Metropolitan West Low Duration Bond Fund - Class M	67,024,520	586,464,551
PIMCO Enhanced Short Maturity Active ETF	3,220,330	326,702,479
PIMCO Short-Term Fund - Administrator Class	121,800,883	1,188,776,613
Prudential Short-Term Corporate Bond Fund, Inc. Class A	12,151,382	135,973,961
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	2,660,293	25,618,626
TOTAL SHORT-TERM FUNDS
(Cost $4,483,692,646)		4,481,466,279

Money Market Funds - 3.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (d)(e)	203,447,794	203,447,794
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (e)	26,425,471	26,425,471
TOTAL MONEY MARKET FUNDS
(Cost $229,873,265)		229,873,265
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $7,255,967,767)		7,249,888,078
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(17,511,297)
NET ASSETS - 100%		$7,232,376,781

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,343,100 or 6.0% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated Fund

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$407,582,010	$36,165,038	$--	$951,419	$443,746,655
Fidelity Conservative Income Municipal Bond Fund Institutional Class	31,749,413	35,287,592	--	73,963	67,068,596
Fidelity Floating Rate High Income Fund	258,214,134	28,693,510	--	2,714,608	290,719,627
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	204,673,203	1,225,409	113,147	203,447,794
Fidelity Investments Money Market Portfolio Institutional Class 0.55%	185,202,811	--	185,202,811	40,059	--
Fidelity Short-Term Bond Fund	634,165,507	1,457,174	--	1,457,162	638,567,781
Total	$1,516,913,875	$306,276,517	$186,428,220	$5,350,358	$1,643,550,453

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,345,795,429	$--	$1,345,795,429	$--
U.S. Government and Government Agency Obligations	51,387,517	--	51,387,517	--
U.S. Government Agency - Mortgage Securities	63,351,083	--	63,351,083	--
Asset-Backed Securities	462,594,544	--	462,594,544	--
Collateralized Mortgage Obligations	81,141,635	--	81,141,635	--
Commercial Mortgage Securities	106,333,544	--	106,333,544	--
Municipal Securities	9,549,245	--	9,549,245	--
Bank Notes	21,512,566	--	21,512,566	--
Certificates of Deposit	4,992,996	--	4,992,996	--
Commercial Paper	34,101,752	--	34,101,752	--
Fixed-Income Funds	357,788,223	357,788,223	--	--
Short-Term Funds	4,481,466,279	4,481,466,279	--	--
Money Market Funds	229,873,265	229,873,265	--	--
Total Investments in Securities:	$7,249,888,078	$5,069,127,767	$2,180,760,311	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $7,256,727,328. Net unrealized depreciation aggregated $6,839,250, of which $26,541,919 related to appreciated investment securities and $33,381,169 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016